DoubleLine Core Fixed Income Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.6%
5,220,390	AASET Ltd., Series 2019-2-A	3.38	% (b)	10/16/2039	4,057,167
3,398,019	AASET Ltd., Series 2021-2A-B	3.54	% (b)	01/15/2047	2,927,523
9,068,927	Business Jet Securities LLC, Series 2020-1A-A	2.98	% (b)	11/15/2035	8,610,738
22,429,836	Carbon Level Mitigation Trust, Series 2021-5-CERT	0.61	% (b)	10/13/2051	17,425,537
7,565,941	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	6,969,919
2,014,802	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13	% (b)	06/15/2043	1,809,522
4,933,812	Castlelake Aircraft Structured Trust, Series 2019-1A-A	3.97	% (b)	04/15/2039	4,437,041
9,979,040	Castlelake Aircraft Structured Trust, Series 2021-1A-A	3.47	% (b)	01/15/2046	8,906,073
1,631,500	CLI Funding LLC, Series 2020-1A-A	2.08	% (b)	09/18/2045	1,460,296
3,000,000	Diamond Infrastructure Funding LLC, Series 2021-1A-C	3.48	% (b)	04/15/2049	2,561,854
7,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	6,597,480
8,500,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	% (b)	02/15/2028	7,936,096
3,114,857	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (b)(n)	12/15/2044	2,839,905
6,790,685	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	6,163,946
1,791,885	HERO Funding Trust, Series 2016-1A-A	4.05	% (b)	09/20/2041	1,785,345
12,813,333	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	% (b)	11/15/2039	10,996,607
14,749,660	ITE Rail Fund Levered LP, Series 2021-1A-A	2.25	% (b)	02/28/2051	13,028,377
2,373,554	JOL Air Ltd., Series 2019-1-A	3.97	% (b)	04/15/2044	2,137,644
14,000,000	LendingPoint Asset Securitization Trust, Series 2021-A-C	2.75	% (b)	12/15/2028	13,293,046
11,903,344	MACH 1 Cayman Ltd., Series 2019-1-A	3.47	% (b)	10/15/2039	10,653,838
1,174,283	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (b)	06/22/2043	1,134,170
1,720,167	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28	% (b)	09/20/2040	1,597,325
7,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (b)	02/18/2042	7,491,185
5,826,919	NP SPE LLC, Series 2016-1A-A1	4.16	% (b)	04/20/2046	5,674,331
5,000,000	NP SPE LLC, Series 2019-1A-A2	3.24	% (b)	09/20/2049	4,359,813
16,953,815	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	% (b)	01/25/2029	16,073,254
4,047,539	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97	% (b)	06/15/2044	3,732,463
19,500,000	Primrose Funding LLC, Series 2019-1A-A2	4.48	% (b)	07/30/2049	18,496,345
3,912,687	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (b)	03/15/2040	3,438,067
4,987,500	SEB Funding LLC, Series 2021-1A-A2	4.97	% (b)	01/30/2052	4,572,704
2,437,500	SERVPRO Master Issuer LLC, Series 2019-1A-A2	3.88	% (b)	10/25/2049	2,281,516
4,173,702	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (b)	10/15/2042	3,762,317
12,388,049	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (b)	08/15/2030	12,080,776
75,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (b)(d)(o)	08/15/2030	2,637,452
10,444,394	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (b)(c)	05/25/2030	10,443,224
16,348,749	SoFi Alternative Trust, Series 2021-A-PT1	1.48	% (b)(c)	03/15/2047	15,127,268
13,994,843	SoFi Alternative Trust, Series 2021-B-PT1	1.76	% (b)(c)	02/15/2047	13,901,176
5,000,000	SoFi Professional Loan Program, Series 2017-B-BFX	3.70	% (b)(c)	05/25/2040	4,907,205
2,000,000	SoFi Professional Loan Program, Series 2017-C-C	4.21	% (b)(c)	07/25/2040	1,963,447
3,000,000	Stack Infrastructure Issuer LLC, Series 2019-2A-A2	3.08	% (b)	10/25/2044	2,886,876
2,068,686	START Ireland, Series 2019-1-A	4.09	% (b)	03/15/2044	1,919,710

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,210,634	Start Ltd., Series 2018-1-A	4.09	% (b)	05/15/2043	2,962,622
4,337,515	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (b)	07/20/2048	4,110,190
5,149,911	Sunnova Helios Sol Issuer LLC, Series 2020-1A-A	3.35	% (b)	02/01/2055	4,582,222
4,664,236	Sunrun Atlas Issuer LLC, Series 2019-2-A	3.61	% (b)	02/01/2055	4,239,270
6,960,970	Upgrade Master Credit Pass-Thru Trust, Series 2021-ST3-A	2.50	% (b)	07/15/2027	6,931,407
2,793,787	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	12.99	% (b)(c)	07/15/2027	2,723,417
10,774,677	Upgrade Master Pass-Thru Trust, Series 2021-PT4-A	9.82	% (b)(c)	08/15/2027	10,442,407
4,624,498	Upstart Pass-Through Trust, Series 2021-ST2-A	2.50	% (b)	04/20/2027	4,441,771
1,065,472	Upstart Securitization Trust, Series 2020-2-A	2.31	% (b)	11/20/2030	1,039,083
17,250,000	Upstart Securitization Trust, Series 2021-2-C	3.61	% (b)	06/20/2031	15,982,851
1,633,317	Upstart Securitization Trust, Series 2021-3-A	0.83	% (b)	07/20/2031	1,586,435
5,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (b)	07/20/2031	4,610,726
6,000,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (b)	07/20/2031	5,503,130
12,450,000	Upstart Securitization Trust, Series 2021-4-B	1.84	% (b)	09/20/2031	11,280,960
15,550,000	Upstart Securitization Trust, Series 2021-4-C	3.19	% (b)	09/20/2031	13,929,298
4,500,000	US Auto Funding LLC, Series 2021-1A-C	2.20	% (b)	05/15/2026	4,211,041
8,000,000	Vantage Data Centers LLC, Series 2020-2A-A2	1.99	% (b)	09/15/2045	6,977,874
5,000,000	CANON, Series 2021-0001	3.50	% (d)	11/05/2023	4,950,000
11,288,627	Vivint Solar Financing LLC, Series 2020-1A-A	2.21	% (b)	07/31/2051	9,548,272
11,392,856	WAVE LLC, Series 2019-1-A	3.60	% (b)	09/15/2044	9,313,386

Total Asset Backed Obligations (Cost $435,378,556)					402,444,940

Bank Loans - 4.4%
1,315,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.81%		04/20/2028	1,257,936
2,524,354	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	5.32%		02/27/2025	2,391,195
1,839,485	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.56%		02/16/2027	1,694,166
766,150	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	5.92%		02/16/2027	725,291
677,083	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	6.05%		02/16/2028	640,409
3,185,925	ADMI Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%		12/23/2027	2,928,407
426,775	Aegion Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	6.27%		05/17/2028	391,566
2,660,000	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	4.84%		07/31/2028	2,430,575
850,000	Air Canada, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		08/11/2028	784,125
1,268,571	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%		04/22/2024	1,130,614
	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan
487,094	(3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.52%		10/08/2027	464,415
4,920	(1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.75%		10/08/2027	4,691
1,728,046	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.87%		05/09/2025	1,639,484

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
868,438	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.92%	11/05/2027	810,469
3,186,918	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.12%	05/12/2028	2,927,980
1,536,682	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	7.72%	06/13/2024	1,389,498
450,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	5.89%	06/16/2025	390,215
277,200	Alpha 3 B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%	03/17/2028	265,534
2,119,358	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.25%	08/17/2028	2,021,338
845,630	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.38%	04/22/2026	715,191
1,214,757	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	4.74%	02/01/2027	1,160,099
	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan
253,800	(3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	5.60%	02/15/2029	242,380
286,200	(6 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	4.78%	02/15/2029	273,323
911,400	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.40%	01/29/2027	806,589
443,623	American Airlines, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.00%)	2.84%	12/15/2023	430,427
927,675	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%	10/20/2028	879,436
1,003,400	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	5.38%	03/03/2028	864,600
1,350,621	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.92%	02/22/2028	1,280,092
465,000	Apex Tool Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	6.53%	02/08/2029	410,944
2,487,667	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	5.25%	09/19/2024	2,393,857
1,260,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	7.75%	09/19/2025	1,222,988
1,071,900	APX Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.00%	07/10/2028	1,015,207
2,156,985	Arches Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	12/06/2027	1,973,641
653,175	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%	03/20/2024	576,721
944,786	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.50%	03/06/2025	752,824
134,919	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%	03/06/2025	107,369
3,024,800	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	12/11/2028	2,801,721
490,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	6.81%	12/10/2029	450,800
2,494,792	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	02/12/2027	2,343,545

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
593,513	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	5.03%		02/12/2027	554,934
1,322,358	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	6.31%		10/25/2028	1,155,959
894,785	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.88%, 0.75% Floor)	10.53%		10/25/2029	832,150
1,025,873	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%		12/23/2026	932,908
295,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.92%		01/31/2028	253,331
2,130,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.92%		01/19/2029	1,820,085
1,898,261	Athenahealth Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	5.01%		02/15/2029	1,753,528
1,604,656	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.62%		05/08/2028	1,331,865
1,047,606	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.57%		12/15/2027	798,799
571,851	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.35%		07/17/2028	506,803
1,735,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	7.94%		12/10/2029	1,552,825
1,590,000	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	4.55%		05/10/2027	1,485,855
803,474	BCP Renaissance Parent LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	5.03%		11/02/2026	768,322
209,475	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.63%, 0.50% Floor)	6.25%		06/11/2026	197,430
1,877,479	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%)	5.05%		06/16/2025	1,779,699
2,747,250	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	6.00%		06/05/2028	2,589,283
1,838,695	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		10/02/2025	1,717,654
	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan
8,024	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.50%		06/21/2024	6,982
160,477	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	139,640
192,572	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.43%		06/21/2024	167,568
441,311	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.43%		06/21/2024	384,011
972,872	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.77%		06/28/2024	435,010
1,148,165	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.42%		08/01/2025	1,088,667
230,000	Brown Group Holding LLC	5.44	% (e)	06/09/2029	221,278
217,817	Brown Group Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%		06/07/2028	207,131
817,550	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.57%		11/30/2027	775,655
1,719,845	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		07/21/2025	1,662,015
213,950	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%		08/12/2026	203,520

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
607,600	Carnival Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	5.88%		06/30/2025	567,195
2,407,900	Carnival Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.75% Floor)	6.13%		10/18/2028	2,167,110
2,646,613	Castle US Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		01/29/2027	2,338,945
2,123,950	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	4.58%		10/22/2026	2,035,541
2,125,423	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		07/14/2026	1,923,508
885,000	Central Parent, Inc.	1.69	% (e)	06/09/2029	838,984
2,357,752	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.56%		03/01/2024	2,300,883
1,159,175	Chariot Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		11/03/2028	1,050,983
1,049,604	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	2.81%		02/01/2027	1,003,311
1,244,250	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%		12/01/2027	1,175,039
1,458,975	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.75%		09/29/2028	1,383,838
376,217	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	4.88%		11/22/2028	358,488
1,362,511	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.74%		08/21/2026	1,177,550
949,814	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.00%		09/18/2024	878,920
1,830,000	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.88%		04/13/2029	1,715,625
1,565,116	CMG Media Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		12/17/2026	1,446,496
3,160,705	CNT Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.69%		11/08/2027	3,008,265
145,136	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	5.06%		05/15/2028	139,149
1,556,100	Compass Power Generation, LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	5.89%		04/16/2029	1,493,856
1,592,963	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	6.00%		05/17/2028	1,340,741
654,925	Connect Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.17%		12/11/2026	604,578
1,007,063	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.92%		05/13/2027	957,344
1,598,328	Constant Contact, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 0.75% Floor)	5.01%		02/10/2028	1,430,503
3,190,888	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.19%		06/02/2028	2,673,964
1,900,238	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.42%		10/16/2028	1,705,463
2,303,360	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.42%		11/23/2027	2,032,715

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
512,775	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.57%		01/15/2026	478,486
438,596	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		03/17/2025	414,747
1,305,041	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.64%		05/01/2024	1,234,784
2,115,629	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%		10/16/2026	2,027,978
1,055,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.06%		02/19/2029	986,425
2,792,695	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	5.28%		04/09/2027	2,622,522
1,370,132	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	5.84%		12/01/2027	1,244,258
275,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	9.34%		12/01/2028	240,625
227,430	DexKo Global, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.76%		10/04/2028	210,088
1,194,008	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.76%		10/04/2028	1,102,964
2,328,976	DG Investment Intermediate Holdings, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%		03/31/2028	2,182,693
250,000	DG Investment Intermediate Holdings, Inc, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	8.42%		03/19/2029	242,500
2,517,350	Diamond (BC) B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.99%		09/29/2028	2,334,842
712,481	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	4.43%		08/24/2026	173,368
1,999,653	DIRECTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.67%		08/02/2027	1,846,770
474,049	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		04/06/2026	438,496
881,732	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		04/06/2026	815,602
2,666,600	EAB Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.74%		08/16/2028	2,515,937
1,142,138	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%		11/23/2028	1,069,612
935,997	Edgewater Generation, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		12/12/2025	801,564
649,581	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.25%, 0.50% Floor)	6.50%		03/31/2026	617,102
807,765	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.01%		02/06/2025	761,318
873,402	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	6.39%		07/28/2028	820,998
547,368	Element Materials Technology Group, Inc.	5.94	% (e)	04/12/2029	526,672
544,201	Endo Luxembourg Finance Company SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.69%		03/27/2028	418,118
1,572,753	Endurance International Group Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.62%		02/10/2028	1,418,096
1,704,637	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		10/10/2025	580,003

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
118,489	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.17%		02/04/2027	109,775
481,363	Everi Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.75%		08/03/2028	462,784
1,011,175	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.56%, 0.75% Floor)	4.23%		05/01/2026	970,855
901,561	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%		12/02/2024	865,498
811,777	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	4.08%		12/15/2027	785,395
1,351,613	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	5.53%		01/29/2029	1,250,248
1,679,657	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.06%		03/31/2025	1,594,473
1,201,988	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	5.67%		12/18/2028	1,117,848
1,127,777	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%		01/29/2027	1,084,882
269,376	First Student Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.98%		07/21/2028	241,260
726,116	First Student Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.98%		07/21/2028	650,328
494,162	Foresight Energy, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	10.25	% (d)	06/30/2027	490,110
1,187,033	Freeport LNG Investments, LLLP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.56%		12/21/2028	1,032,718
2,640,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.90%		10/30/2026	2,455,200
905,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	5.75%		02/01/2029	834,863
1,357,408	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.13%		02/19/2026	1,316,007
653,410	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.75%		09/29/2028	635,712
595,369	Global Medical Response, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.92%		03/14/2025	555,495
1,413,475	Global Medical Response, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		10/02/2025	1,318,511
2,648,250	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.99%		04/28/2028	2,513,189
1,565,955	Grab Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	1,436,763
2,433,047	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.31%		09/30/2026	2,303,792
1,906,084	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%		03/06/2028	1,743,590
2,686,066	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	5.67%		12/01/2027	2,575,937
384,000	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	6.04%		06/16/2028	354,240
1,320,025	Grinding Media, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.80%		10/12/2028	1,207,823

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
	Gulf Finance LLC, Senior Secured First Lien Term Loan
464,857	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	7.87%	08/25/2026	347,192
273,012	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	8.42%	08/25/2026	203,907
2,733,834	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.64%	04/30/2025	2,565,703
2,154,286	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%)	5.95%	03/13/2028	1,986,251
2,100,938	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	5.35%	05/23/2025	1,894,343
1,394,463	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	5.10%	04/21/2028	1,303,822
1,079,100	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	3.38%	03/15/2028	1,045,044
2,765,000	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	4.84%	02/26/2029	2,390,439
2,050,646	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.17%	07/01/2024	1,984,287
619,663	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.92%	07/07/2025	610,368
694,617	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	4.56%	07/03/2028	672,861
999,768	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	05/01/2026	931,453
309,225	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%	11/06/2028	295,118
1,860,338	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.44%	10/27/2028	1,770,818
1,953,217	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	4.92%	02/01/2029	1,796,608
2,465,100	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.00%	03/31/2028	2,280,994
1,012,008	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	01/02/2026	971,841
1,554,439	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.85%	12/01/2027	1,343,299
2,494,800	Jazz Pharmaceuticals, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	05/05/2028	2,386,426
1,592,963	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.96%	07/07/2028	1,127,021
1,971,602	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.38%	03/24/2026	1,858,235
1,397,825	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.03%	12/11/2026	1,260,489
945,250	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.42%	09/22/2028	895,034
852,863	Kraton Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	5.11%	03/15/2029	814,484
1,891,644	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.42%	12/22/2026	1,725,180
774,150	LaserShip, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 0.75% Floor)	7.38%	05/08/2028	693,832
240,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 0.75% Floor)	10.38%	04/30/2029	234,000

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,040,660	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%	12/17/2027	858,061
431,315	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.92%	03/24/2025	418,109
770,862	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.35%	08/31/2027	595,491
1,075,689	Lucid Energy Group Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.87%	11/22/2028	1,064,744
2,109,184	Lumen Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.31%	03/15/2027	1,945,058
1,406,118	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	06/30/2027	1,303,422
1,549,350	Madison IAQ LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	4.52%	06/21/2028	1,415,393
360,853	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	3.85%	10/19/2027	343,713
875,821	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	08/29/2025	837,504
2,736,000	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	5.63%	05/04/2028	2,537,640
1,595,000	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	5.15%	03/01/2029	1,456,769
2,134,328	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.92%	08/31/2026	1,936,903
2,693,250	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	10/23/2028	2,505,988
543,619	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.75%	03/02/2026	521,026
1,072,794	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	07/21/2028	1,001,276
543,534	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	6.50%	04/14/2028	451,434
3,152,457	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	6.25%	10/01/2027	2,989,917
1,085,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.31%	06/21/2027	1,074,693
2,236,640	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.38%	03/27/2026	2,122,940
1,349,800	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.50% Floor)	5.63%	10/20/2028	1,281,466
1,599,664	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	05/14/2026	1,516,682
2,167,863	Mitchell International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	5.35%	10/16/2028	1,980,884
220,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	8.10%	10/15/2029	207,728
1,447,725	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	5.69%	08/28/2028	1,373,529
499,852	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%	10/19/2026	481,983
525,150	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	3.74%	08/28/2026	511,144

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
808,715	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%		10/20/2025	755,857
1,084,550	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	6.06%		11/09/2028	1,013,376
2,813,793	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.88%		11/16/2027	2,673,103
2,322,429	Organon & Company, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.50% Floor)	4.63%		06/02/2028	2,241,388
1,074,600	Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.71%		10/05/2028	1,025,351
330,000	Osmosis Buyer Limited, Senior Secured First Lien	5.49	% (e)	07/30/2028	300,851
386,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%		10/24/2025	362,358
3,171,298	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	6.00%		11/30/2027	3,006,787
2,670,437	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.44%		03/06/2028	2,453,477
1,100,239	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.99%		10/28/2027	1,041,101
2,661,723	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.22%		12/28/2027	2,195,921
1,767,282	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.00%		03/31/2027	1,645,782
461,152	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%		05/29/2026	442,962
2,656,650	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	5.92%		12/15/2028	2,407,031
	Pediatric Associates Holding Company LLC, Senior Secured First Lien Delayed-Draw Term Loan
64,313	(6 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%		12/29/2028	60,293
27,563	(1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%		12/29/2028	25,840
1,212,750	Pediatric Associates Holding Company LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	5.08%		12/29/2028	1,136,953
455,000	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	4.28%		05/03/2029	437,655
3,115,020	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%		02/01/2028	2,933,679
655,000	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	3.65%		04/20/2029	632,894
3,166,075	PetSmart, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		02/11/2028	2,989,566
1,209,012	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.17%		02/14/2025	1,143,520
1,288,700	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	4.69%		06/23/2025	1,219,271
2,109,713	Phoenix Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.31%		11/15/2028	1,986,822
2,118,328	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.81%		03/03/2025	1,609,929
489,041	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%		01/21/2028	466,320
1,841,967	Playa Resorts Holding BV, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.42%		04/29/2024	1,745,070

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
2,180,000	PMHC, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.29%	04/23/2029	1,912,045
2,578,341	PODS LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	4.67%	03/31/2028	2,405,592
582,625	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	5.94%	12/29/2027	552,521
1,597,890	Polar US Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.00%	10/15/2025	1,466,064
2,510,462	Polaris Newco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	5.06%	06/02/2028	2,327,111
435,600	PQ Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	3.74%	06/09/2028	417,224
173,064	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	4.56%	07/03/2028	167,644
661,586	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.42%	03/11/2026	621,004
1,584,375	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	07/31/2026	1,502,186
	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan
609,438	(1 Month LIBOR USD + 4.00%, 0.50% Floor)	5.12%	10/02/2028	551,925
609,438	(1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.97%	10/02/2028	551,925
	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan
137,500	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	7.72%	09/21/2029	122,032
137,500	(1 Month LIBOR USD + 6.75%, 0.50% Floor)	7.87%	09/21/2029	122,032
2,648,891	Prometric Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.67%	01/29/2025	2,472,302
1,452,700	Proofpoint, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.82%	08/31/2028	1,353,866
1,624,827	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.56%	02/12/2027	1,470,468
545,000	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	06/11/2028	515,434
1,276,575	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.92%	09/25/2026	1,190,170
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
1,024,495	(1 Month LIBOR USD + 4.25%)	5.89%	07/09/2025	923,839
872,718	(1 Month LIBOR USD + 4.25%)	5.85%	07/09/2025	786,974
551,130	Redstone Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.93%	04/27/2028	477,647
1,876,491	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	4.81%	11/14/2025	1,756,133
2,031,840	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	05/30/2025	1,930,248
640,000	Renaissance Holding Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.67%	05/29/2026	598,134
711,000	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.94%	02/17/2028	642,346
110,237	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%	04/25/2024	28,111
1,339,875	Restoration Hardware, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%	10/20/2028	1,181,609

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
765,590	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	02/22/2024	727,670
341,569	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	12/17/2027	320,436
544,481	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	12/17/2027	510,794
1,390,950	Savage Enterprises LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.90%	09/15/2028	1,329,234
885,000	Scientific Games Holdings LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	4.18%	04/04/2029	821,758
880,000	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	4.36%	04/16/2029	838,015
1,442,943	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.75%	11/01/2024	1,321,202
1,154,695	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%	09/30/2026	1,056,546
937,044	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	04/17/2026	903,498
1,133,986	Skillsoft Finance, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.19%	07/14/2028	1,059,710
905,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.81%	10/20/2027	901,606
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
394,051	(1 Month LIBOR USD + 2.50%)	4.17%	01/23/2025	370,408
1,013,274	(3 Month LIBOR USD + 2.50%)	4.17%	01/23/2025	952,478
2,433,089	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	5.50%	10/07/2027	2,276,471
1,849,698	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%	10/05/2027	1,763,373
1,871,313	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	5.61%	03/06/2028	1,728,157
3,195,850	SRS Distribution, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	4.02%	06/02/2028	2,959,357
856,828	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.29%	04/16/2026	749,129
905,018	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	3.26%	07/21/2026	863,323
449,708	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	6.00%	10/01/2026	417,745
2,258,921	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.17%	03/05/2027	2,129,033
1,292,437	Sweetwater Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.94%	08/07/2028	1,114,727
3,177,038	SWF Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	5.60%	10/06/2028	2,623,709
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
445,974	(3 Month LIBOR USD + 3.00%)	5.25%	05/29/2026	419,216
464,557	(3 Month LIBOR USD + 3.00%)	4.57%	05/29/2026	436,683
947,695	(3 Month LIBOR USD + 3.00%)	4.24%	05/29/2026	890,834

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
792,925	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.42%	02/06/2024	708,577
821,700	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.92%	04/06/2028	770,344
588,821	Telesat Canada, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%	12/07/2026	414,383
860,386	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	4.53%	08/31/2028	817,367
12,165	TGP Holdings LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.92%	06/29/2028	10,369
369,043	TGP Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.31%	06/29/2028	314,563
394,013	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	4.75%	01/18/2029	369,387
1,131,718	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.17%	04/07/2028	1,050,376
1,260,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.42%	07/20/2026	1,160,775
9,582	The Hillman Group, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.39%	07/14/2028	8,995
500,040	The Hillman Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.39%	07/14/2028	469,412
155,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	8.31%	03/03/2028	152,946
818,813	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	06/01/2028	738,024
2,051,566	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	5.88%	03/28/2025	1,887,871
2,451,664	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	4.02%	07/30/2027	2,303,044
917,352	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.92%	12/01/2028	876,837
1,139,222	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	01/25/2024	1,021,740
1,197,101	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.51%	02/28/2025	1,187,374
276,369	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.01%	05/29/2026	215,828
	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan
23,474	(3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	5.38%	09/27/2024	22,457
1,150,212	(6 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	5.95%	09/27/2024	1,100,373
2,032,399	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	03/03/2028	1,897,570
24,025	Trident TPI Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	6.25%	09/15/2028	22,607
269,454	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	6.25%	09/15/2028	253,557
2,583,286	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	5.75%	03/31/2028	2,296,361
1,050,782	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.69%	05/01/2025	1,014,777
2,097,231	Uber Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.07%	04/04/2025	2,020,451

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
62,995	Uber Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.07%	02/25/2027	60,615
93,353	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	05/04/2026	88,475
2,848,086	UKG, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.21%	05/04/2026	2,675,876
395,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	6.21%	05/03/2027	367,548
610,193	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	08/27/2025	594,746
2,700,905	United Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.39%	04/21/2028	2,521,983
490,877	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.89%	10/22/2025	474,310
326,625	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	07/01/2026	321,494
275,000	Univision Communications, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	6.25%	06/25/2029	262,853
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan
1,181,118	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.74%	10/28/2024	1,122,800
1,279,544	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%	10/28/2024	1,216,367
3,155,032	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	08/27/2025	3,028,831
729,488	Viad Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.50% Floor)	6.67%	07/31/2028	689,366
888,288	Victoria’s Secret Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.54%	08/02/2028	850,535
2,439,340	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.06%	02/26/2027	2,302,127
12,751	VT Topco, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	5.90%	08/01/2025	12,337
344,188	VT Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%	08/01/2025	335,153
626,850	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	3.88%	12/15/2028	601,776
1,685,926	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	02/05/2026	1,570,549
705,949	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%	06/22/2026	669,416
2,099,735	Waterlogic Holdings Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.50% Floor)	5.76%	08/17/2028	2,044,617
1,268,625	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	08/03/2028	1,192,704
1,329,950	Wheel Pros, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	6.10%	05/11/2028	1,107,656
1,806,750	WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	5.00%	03/24/2028	1,721,381
2,656,650	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	6.50%	07/26/2028	2,427,248
692,145	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	03/09/2027	640,791

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,039,733	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	5.56%		11/01/2028	1,002,448
3,164,674	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.56%		09/30/2026	2,989,146
850,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.82%		04/28/2028	795,082

Total Bank Loans (Cost $416,013,463)					386,497,422

Collateralized Loan Obligations - 4.0%
1,000,000	AIMCO Ltd., Series 2018-AA-D (3 Month LIBOR USD + 2.55%)	3.59	% (b)	04/17/2031	916,021
3,500,000	AIMCO Ltd., Series 2020-11A-AR (3 Month LIBOR USD + 1.13%, 1.13% Floor)	2.17	% (b)	10/17/2034	3,385,355
5,000,000	Anchorage Capital Ltd., Series 2021-19A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.37	% (b)	10/15/2034	4,846,500
1,000,000	Apidos, Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	3.64	% (b)	04/15/2031	882,375
1,500,000	Apidos, Series 2015-20A-CR (3 Month LIBOR USD + 2.95%)	3.99	% (b)	07/16/2031	1,395,698
5,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	5.20	% (b)	05/28/2030	4,802,961
3,400,000	Babson Ltd., Series 2015-IA-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	3.66	% (b)	01/20/2031	3,017,296
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.28	% (b)	07/25/2034	471,137
1,000,000	Bain Capital Credit Ltd., Series 2022-3A-D (Secured Overnight Financing Rate 3 Month + 3.70%, 3.70% Floor)	4.84	% (b)	07/17/2035	944,925
5,000,000	Barings Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.01	% (b)	10/20/2030	4,624,123
3,250,000	Barings Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	4.64	% (b)	07/18/2029	3,158,296
2,000,000	Barings Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%)	3.64	% (b)	04/15/2031	1,765,624
5,100,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	3.96	% (b)	07/20/2029	4,705,768
2,000,000	Barings Ltd., Series 2018-4A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.94	% (b)	10/15/2030	1,885,755
3,000,000	Barings Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	4.69	% (b)	04/15/2036	2,885,672
2,250,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	4.44	% (b)	04/15/2036	2,094,547
5,000,000	Barings Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	4.24	% (b)	10/15/2036	4,733,614
1,000,000	Barings Ltd., Series 2021-2A-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	4.19	% (b)	07/15/2034	935,794
4,000,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	3.66	% (b)	04/20/2031	3,508,924
2,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.51	% (b)	11/15/2030	1,775,000
2,400,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	4.06	% (b)	10/20/2030	2,111,135
1,000,000	Buckhorn Park Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.14	% (b)	07/18/2034	931,809
4,500,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	4.04	% (b)	07/15/2030	4,299,990
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	4.04	% (b)	01/30/2031	2,486,153
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.80%)	3.84	% (b)	07/15/2031	2,794,086

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,500,000	Canyon Capital Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.04	% (b)	07/15/2030	1,443,726
4,000,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.94	% (b)	07/15/2031	3,568,382
2,500,000	Canyon Capital Ltd., Series 2021-1A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.14	% (b)	04/15/2034	2,316,504
1,000,000	Canyon Capital Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.09	% (b)	07/15/2034	929,324
5,000,000	Carlyle Global Market Strategies Ltd., Series 2016-3A-DRR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	4.36	% (b)	07/20/2034	4,759,502
2,500,000	Carlyle Global Market Strategies Ltd., Series 2016-4A-CR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	3.86	% (b)	10/20/2027	2,316,708
9,000,000	Carlyle Global Market Strategies Ltd., Series 2021-9A-D (3 Month LIBOR USD + 3.20%, 3.20% Floor)	4.26	% (b)	10/20/2034	8,524,853
6,000,000	Cathedral Lake Ltd., Series 2021-8A-C (3 Month LIBOR USD + 2.62%, 2.62% Floor)	3.68	% (b)	01/20/2035	5,707,500
5,000,000	Cathedral Lake Ltd., Series 2021-8A-D1 (3 Month LIBOR USD + 3.42%, 3.42% Floor)	4.48	% (b)	01/20/2035	4,803,092
5,000,000	CIFC Funding Ltd., Series 2015-4A-CR2 (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.06	% (b)	04/20/2034	4,634,672
4,500,000	CIFC Funding Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.50%)	4.60	% (b)	04/23/2029	4,311,157
1,000,000	CIFC Funding Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	3.89	% (b)	07/18/2031	943,744
9,500,000	Columbia Cent Ltd., Series 2018-27A-DR (3 Month LIBOR USD + 3.83%, 3.83% Floor)	5.01	% (b)	01/25/2035	8,765,158
3,250,000	Cook Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.60%)	3.64	% (b)	04/17/2030	2,872,172
2,000,000	Dryden Ltd., Series 2018-57A-D (3 Month LIBOR USD + 2.55%, 2.55% Floor)	3.96	% (b)	05/15/2031	1,748,509
3,000,000	Dryden Senior Loan Fund, Series 2015-40A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.51	% (b)	08/15/2031	2,791,783
2,006,000	Dryden Senior Loan Fund, Series 2016-42A-DR (3 Month LIBOR USD + 2.93%)	3.97	% (b)	07/15/2030	1,820,849
2,200,000	Dryden Senior Loan Fund, Series 2016-43A-DR3 (3 Month LIBOR USD + 3.25%, 3.25% Floor)	4.31	% (b)	04/20/2034	2,088,043
2,250,000	Fillmore Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	3.94	% (b)	07/15/2030	2,083,390
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 2.95%)	3.99	% (b)	10/15/2030	1,910,714
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	7.44	% (b)	10/15/2030	3,612,819
7,000,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	3.91	% (b)	04/20/2030	6,591,483
3,500,000	Goldentree Loan Opportunities Ltd., Series 2015-11A-DR2 (3 Month LIBOR USD + 2.40%)	3.44	% (b)	01/18/2031	3,269,447
2,000,000	Grippen Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.30%)	4.36	% (b)	01/20/2030	1,907,744
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	4.79	% (b)	10/22/2025	1,411,103
5,000,000	Hayfin Ltd., Series 2018-9A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	3.04	% (b)	04/28/2031	4,825,272
1,000,000	Hayfin Ltd., Series 2019-1A-B1R (3 Month LIBOR USD + 1.85%, 1.85% Floor)	3.09	% (b)	04/28/2031	965,685

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,481,500	Highbridge Loan Management Ltd., Series 4A-2014-A2R (3 Month LIBOR USD + 1.50%)	2.74	% (b)	01/28/2030	1,425,710
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.04	% (b)	10/15/2030	1,361,213
2,500,000	HPS Loan Management Ltd., Series 8A-2016-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.96	% (b)	07/20/2030	2,215,321
4,000,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	3.81	% (b)	07/20/2031	3,602,904
2,000,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%, 3.45% Floor)	4.49	% (b)	07/15/2027	1,965,622
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%)	3.86	% (b)	10/20/2027	1,931,808
2,000,000	LCM LP, Series 25A-D (3 Month LIBOR USD + 3.45%)	4.51	% (b)	07/20/2030	1,723,109
3,250,000	LCM LP, Series 28A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	4.01	% (b)	10/20/2030	2,939,777
4,000,000	LCM LP, Series 30A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.06	% (b)	04/20/2031	3,677,755
4,000,000	Madison Park Funding Ltd., Series 2014-14A-DRR (3 Month LIBOR USD + 2.95%, 2.95% Floor)	4.09	% (b)	10/22/2030	3,770,662
5,000,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	4.05	% (b)	10/21/2030	4,777,259
3,750,000	Madison Park Funding Ltd., Series 2019-34A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	4.53	% (b)	04/25/2032	3,582,116
1,000,000	Madison Park Funding Ltd., Series 2021-52A-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	4.29	% (b)	01/22/2035	942,542
4,000,000	Magnetite Ltd., Series 2015-14RA-D (3 Month LIBOR USD + 2.85%)	3.89	% (b)	10/18/2031	3,771,031
1,500,000	Magnetite Ltd., Series 2016-18A-DR (3 Month LIBOR USD + 2.70%)	4.11	% (b)	11/15/2028	1,399,541
2,000,000	Magnetite Ltd., Series 2019-23A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.23	% (b)	01/25/2035	1,870,043
1,000,000	Magnetite Ltd., Series 2021-31A-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.04	% (b)	07/15/2034	935,210
1,000,000	Magnetite Ltd., Series 2021-31A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	7.04	% (b)	07/15/2034	843,837
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.11	% (b)	10/20/2030	931,410
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2014-18A-CR2 (3 Month LIBOR USD + 3.00%)	4.10	% (b)	10/21/2030	1,818,621
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-29A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.14	% (b)	10/19/2031	2,316,316
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (3 Month LIBOR USD + 2.70%, 2.70% Floor)	3.74	% (b)	01/20/2032	1,868,499
6,000,000	Oak Hill Credit Partners Ltd., Series 2014-10RA-D1R (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.11	% (b)	04/20/2034	5,540,047
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.94	% (b)	07/15/2029	5,073,033
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.04	% (b)	07/17/2030	1,821,351
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR2 (3 Month LIBOR USD + 2.50%)	3.68	% (b)	01/25/2031	1,736,855
2,250,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	4.16	% (b)	02/14/2031	2,054,965
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 5.45%, 5.45% Floor)	6.59	% (b)	01/22/2030	2,001,523

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.95%)	3.99	% (b)	07/15/2030	9,078,729
5,460,000	Octagon Investment Partners Ltd., Series 2017-1A-CR (3 Month LIBOR USD + 3.30%)	4.36	% (b)	03/17/2030	5,127,361
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	7.26	% (b)	03/17/2030	1,572,350
1,500,000	Octagon Investment Partners Ltd., Series 2018-18A-C (3 Month LIBOR USD + 2.70%)	3.74	% (b)	04/16/2031	1,342,500
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	4.03	% (b)	07/25/2030	2,258,579
3,500,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	4.41	% (b)	01/20/2035	3,231,242
1,000,000	Octagon Investment Partners Ltd., Series 2020-5A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	4.44	% (b)	01/15/2033	946,638
1,000,000	OHA Credit Funding Ltd., Series 2016-13A-DR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	4.30	% (b)	10/25/2034	940,233
2,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.11	% (b)	10/20/2030	1,899,323
5,000,000	Race Point Ltd., Series 2013-8A-DR2 (3 Month LIBOR USD + 3.50%, 3.50% Floor)	4.98	% (b)	02/20/2030	4,837,521
3,500,000	Sound Point Ltd., Series 2016-2A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.91	% (b)	10/20/2028	3,392,558
9,000,000	Sound Point Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	4.83	% (b)	01/23/2029	8,747,149
7,000,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	4.34	% (b)	07/15/2034	6,314,263
7,000,000	Sound Point Ltd., Series 2019-3A-DR (3 Month LIBOR USD + 3.50%, 3.50% Floor)	4.68	% (b)	10/25/2034	6,317,553
2,000,000	Sound Point Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	4.41	% (b)	07/20/2034	1,808,981
4,000,000	Sound Point Ltd., Series 2020-3A-D (3 Month LIBOR USD + 3.65%, 3.65% Floor)	4.83	% (b)	01/25/2032	3,618,275
1,250,000	Sound Point Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	4.43	% (b)	10/25/2034	1,120,098
1,000,000	Sound Point Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	4.58	% (b)	10/25/2034	884,828
10,000,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	3.64	% (b)	01/15/2030	8,817,413
3,000,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.09	% (b)	10/15/2031	2,836,500
2,500,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	3.69	% (b)	04/15/2028	2,422,025
2,250,000	THL Credit Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.04	% (b)	07/18/2031	2,049,131
1,000,000	THL Credit Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.79	% (b)	01/15/2031	828,905
4,000,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	4.54	% (b)	10/22/2031	3,667,225
3,000,000	THL Credit Wind River Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.72%, 3.72% Floor)	4.76	% (b)	04/18/2036	2,786,978
5,000,000	THL Credit Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.89	% (b)	04/15/2035	4,700,593
4,000,000	THL Credit Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	3.94	% (b)	07/15/2030	3,701,768

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,500,000	THL Credit Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	4.04	% (b)	07/15/2030	2,324,282
3,000,000	THL Credit Wind River Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	4.01	% (b)	01/20/2031	2,810,449
10,000,000	Trimaran CAVU LLC, Series 2021-3A-D (3 Month LIBOR USD + 3.78%, 3.78% Floor)	4.82	% (b)	01/18/2035	9,799,897
1,000,000	Upland Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 2.90%)	3.96	% (b)	04/20/2031	896,449
2,000,000	Venture Ltd., Series 2013-14A-BRR (3 Month LIBOR USD + 1.55%, 1.55% Floor)	3.15	% (b)	08/28/2029	1,946,121
2,000,000	Venture Ltd., Series 2014-18A-BR (3 Month LIBOR USD + 1.65%)	2.69	% (b)	10/15/2029	1,943,537
1,000,000	Venture Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	4.29	% (b)	04/15/2032	938,614
3,000,000	Voya Ltd., Series 2014-1A-CR2 (3 Month LIBOR USD + 2.80%)	3.84	% (b)	04/18/2031	2,665,255
3,000,000	Voya Ltd., Series 2017-3A-CR (3 Month LIBOR USD + 3.15%)	4.21	% (b)	04/20/2034	2,809,934
4,000,000	Voya Ltd., Series 2018-2A-D (3 Month LIBOR USD + 2.75%, 2.75% Floor)	3.79	% (b)	07/15/2031	3,504,047
5,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%)	2.23	% (b)	07/20/2032	4,857,500

Total Collateralized Loan Obligations (Cost $380,021,298)					353,924,777

Foreign Corporate Bonds - 6.8%
1,440,000	Adani International Container Terminal Private Ltd.	3.00	% (b)	02/16/2031	1,223,346
3,072,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	2,609,806
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	921,259
214,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	199,442
1,700,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,504,846
700,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	546,704
20,285,000	AerCap Global Aviation Trust	3.40%		10/29/2033	16,042,516
4,500,000	AES Andres B.V.	5.70	% (b)	05/04/2028	3,841,478
650,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	476,830
3,200,000	AI Candelaria Spain S.A.	5.75	% (b)	06/15/2033	2,347,469
800,000	Altice Financing S.A.	5.00	% (b)	01/15/2028	646,892
1,305,000	Altice France Holding S.A.	6.00	% (b)	02/15/2028	928,710
2,100,000	Altice France Holding S.A.	5.13	% (b)	07/15/2029	1,592,104
1,660,000	Altice France Holding S.A.	5.50	% (b)	10/15/2029	1,273,195
1,050,000	AngloGold Ashanti Holdings PLC	3.75%		10/01/2030	866,069
4,060,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%		02/01/2046	3,823,568
12,575,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%		04/15/2048	11,317,686
340,000	ARD Finance S.A. (7.25% PIK)	6.50	% (b)	06/30/2027	252,749
18,447,000	Australia & New Zealand Banking Group Ltd. (5 Year CMT Rate + 1.70%)	2.57	% (b)	11/25/2035	14,648,597
1,053,428	Avation Capital S.A. (9.00% PIK)	8.25	% (b)	10/31/2026	840,827
13,490,000	Avolon Holdings Funding Ltd.	3.25	% (b)	02/15/2027	11,756,089
2,400,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(b)	04/22/2031	1,921,529
1,500,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13	% (b)	07/01/2030	1,373,250
2,600,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	2,380,300
1,500,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	1,392,135
4,553,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.64%		11/04/2026	3,603,176

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
197,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.64	% (b)	11/04/2026	155,903
4,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (a)	01/10/2028	3,713,683
2,521,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(b)	06/27/2029	2,286,320
300,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)	06/27/2029	272,073
4,000,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00	% (a)	09/23/2025	3,682,640
11,886,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	11,026,812
15,055,000	Bank of Nova Scotia (5 Year CMT Rate + 2.05%)	4.59%		05/04/2037	13,859,062
14,610,000	Barclays PLC (3 Month LIBOR USD + 1.38%)	2.79%		05/16/2024	14,606,709
19,220,000	BAT Capital Corporation	3.46%		09/06/2029	16,491,768
900,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	763,623
600,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	532,770
1,775,000	Bell Telephone Company of Canada	3.65%		08/15/2052	1,421,545
16,430,000	BNP Paribas S.A. (Secured Overnight Financing Rate + 1.51%)	3.05	% (b)	01/13/2031	14,187,249
13,405,000	BOC Aviation Ltd. (3 Month LIBOR USD + 1.13%)	3.32	% (b)	09/26/2023	13,397,694
1,205,000	Bombardier, Inc.	7.88	% (b)	04/15/2027	1,006,247
9,055,000	BPCE S.A.	1.00	% (b)	01/20/2026	8,041,822
2,800,000	C&W Senior Financing	6.88%		09/15/2027	2,520,294
4,000,000	CAP S.A.	3.90%		04/27/2031	3,142,860
2,100,000	CAP S.A.	3.90	% (b)	04/27/2031	1,650,001
6,765,000	CCL Industries, Inc.	3.05	% (b)	06/01/2030	5,882,689
5,000,000	Chile Electricity PEC S.p.A.	(b	)	01/25/2028	3,691,392
4,325,000	CI Financial Corporation	4.10%		06/15/2051	2,809,054
13,380,000	Commonwealth Bank of Australia	4.32	% (b)	01/10/2048	11,427,942
5,400,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (a)(h)	11/29/2022	148,500
2,000,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	1,820,430
1,233,704	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	% (b)	04/01/2025	870,231
1,748,297	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(b)	07/18/2022	817,329
1,750,000	Ecopetrol S.A.	4.63%		11/02/2031	1,330,000
900,000	Ecopetrol S.A.	5.88%		05/28/2045	614,250
9,200,000	Ecopetrol S.A.	5.88%		11/02/2051	6,034,055
2,060,000	eG Global Finance PLC	8.50	% (b)	10/30/2025	1,998,519
4,700,000	EIG Pearl Holdings SARL	3.55%		08/31/2036	4,024,544
2,633,400	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	2,218,621
5,900,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	4,616,876
3,400,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	2,607,239
7,155,000	Enbridge, Inc.	3.40%		08/01/2051	5,393,450
2,500,000	Engie Energia Chile S.A.	3.40%		01/28/2030	2,127,900
3,300,000	Equate Petrochemical B.V.	2.63%		04/28/2028	2,937,000
861,120	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	802,465
1,800,000	Freeport Indonesia PT	5.32	% (b)	04/14/2032	1,640,700
750,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	701,499
3,000,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	2,788,470
8,360,000	Freeport-McMoRan, Inc.	5.45%		03/15/2043	7,752,061
5,188,644	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (b)	03/31/2034	4,421,650
2,400,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%		03/31/2036	1,948,819
2,751,308	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	2,251,201

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,050,000	Garda World Security Corporation	4.63	% (b)	02/15/2027	1,766,362
1,450,000	Garda World Security Corporation	6.00	% (b)	06/01/2029	1,116,877
425,000	Gilex Holding SARL	8.50%		05/02/2023	415,523
8,883,000	Glencore Funding LLC	1.63	% (b)	04/27/2026	7,869,115
6,525,000	Glencore Funding LLC	3.38	% (b)	09/23/2051	4,461,812
300,000	Gran Tierra Energy International Holdings Ltd.	6.25	% (b)	02/15/2025	256,596
2,900,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	2,480,425
3,500,000	Gran Tierra Energy, Inc.	7.75	% (b)	05/23/2027	2,996,426
3,310,000	Grifols Escrow Issuer S.A.	4.75	% (b)	10/15/2028	2,874,934
5,915,002	Grupo Idesa S.A. de C.V. (10.38% PIK)	10.13	% (b)	05/22/2026	3,770,814
8,500,000	Guacolda Energia S.A.	4.56%		04/30/2025	3,007,413
17,130,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.38%)	3.10%		09/12/2026	17,012,444
200,000	Indonesia Asahan Aluminium Persero PT	5.80%		05/15/2050	161,403
710,000	Intelligent Packaging Ltd. Company	6.00	% (b)	09/15/2028	589,513
1,425,000	Intelsat Jackson Holdings S.A.	6.50	% (b)	03/15/2030	1,179,187
1,688,470	Interoceanica Finance Ltd.	0.00%		11/30/2025	1,561,835
1,192,690	Invepar Holdings	0.00	% (d)(h)	12/30/2028	–
2,100,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	1,850,625
1,196,000	JSW Hydro Energy Ltd.	4.13	% (b)	05/18/2031	954,026
3,244,000	Kasikornbank PCL (5 Year CMT Rate + 4.94%)	5.28	% (a)	10/14/2025	3,012,865
2,900,000	Korea Development Bank	1.63%		01/19/2031	2,467,596
5,200,000	Korea Development Bank	2.00%		10/25/2031	4,448,131
3,045,000	Kronos Acquisition Holdings, Inc.	5.00	% (b)	12/31/2026	2,607,296
1,095,000	Kronos Acquisition Holdings, Inc.	7.00	% (b)	12/31/2027	822,646
1,450,000	KT Corporation	2.50%		07/18/2026	1,372,739
1,947,672	Lima Metro Finance Ltd.	5.88%		07/05/2034	1,924,845
15,415,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	14,437,327
6,276,240	LLPL Capital Pte Ltd.	6.88	% (b)	02/04/2039	5,850,711
21,455,000	Macquarie Group Ltd. (Secured Overnight Financing Rate + 1.53%)	2.87	% (b)	01/14/2033	17,523,259
1,340,000	Mattamy Group Corporation	4.63	% (b)	03/01/2030	981,515
3,550,000	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	2,830,575
280,000	MEG Energy Corporation	5.88	% (b)	02/01/2029	256,155
3,200,000	Mercury Chile Holdco LLC	6.50	% (b)	01/24/2027	2,778,944
4,600,000	Mexarrend SAPI de C.V.	10.25	% (b)	07/24/2024	2,197,816
1,415,380	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	1,331,398
180,000	Millicom International Cellular S.A.	5.13%		01/15/2028	154,936
4,950,000	Minejesa Capital B.V.	4.63%		08/10/2030	4,459,455
7,750,000	Minejesa Capital B.V.	5.63%		08/10/2037	6,285,366
14,620,000	Mitsubishi UFJ Financial Group, Inc.	1.41%		07/17/2025	13,443,774
850,000	Movida Europe S.A.	5.25%		02/08/2031	659,940
10,455,000	National Australia Bank Ltd.	2.99	% (b)	05/21/2031	8,747,397
8,580,000	NatWest Markets PLC	0.80	% (b)	08/12/2024	7,970,656
7,535,000	NBN Company Ltd.	1.45	% (b)	05/05/2026	6,806,180
9,010,000	NXP B.V.	3.88%		06/18/2026	8,690,822
5,637,000	Oleoducto Central S.A.	4.00%		07/14/2027	4,711,974
628,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	559,545

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,900,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	1,755,344
5,100,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (b)	09/10/2030	4,711,712
200,000	Pampa Energia S.A.	7.50%		01/24/2027	166,338
150,000	Pampa Energia S.A.	9.13%		04/15/2029	120,973
1,300,000	Parkland Corporation	4.50	% (b)	10/01/2029	1,056,304
950,000	Parkland Corporation	4.63	% (b)	05/01/2030	772,338
3,600,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	3,126,510
6,650,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	5,056,959
2,691,000	Petroleos del Peru S.A.	4.75%		06/19/2032	2,084,516
1,200,000	Petroleos del Peru S.A.	5.63%		06/19/2047	817,986
800,000	Petronas Capital Ltd.	2.48%		01/28/2032	682,204
1,030,000	Primo Water Holdings, Inc.	4.38	% (b)	04/30/2029	842,916
2,700,000	PSA Treasury Pte Ltd.	2.25%		04/30/2030	2,405,212
8,000,000	Qatar Energy	2.25%		07/12/2031	6,846,960
3,700,000	Reliance Industries Ltd.	2.88%		01/12/2032	3,073,216
17,935,000	Renesas Electronics Corporation	2.17	% (b)	11/25/2026	16,015,589
300,000	SA Global Sukuk Ltd.	2.69	% (b)	06/17/2031	264,262
5,007,519	SCC Power PLC (4.00% + 4.00% PIK)	8.00	% (b)	12/31/2028	2,165,752
2,712,406	SCC Power PLC (4.00% or 4.00% PIK)	4.00	% (b)	05/17/2032	298,365
1,010,000	Seaspan Corporation	5.50	% (b)	08/01/2029	807,177
3,850,000	Shinhan Financial Group Company Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(b)	05/12/2026	3,426,500
200,000	Simpar Europe S.A.	5.20%		01/26/2031	154,807
1,200,000	SingTel Group Treasury Pte Ltd.	1.88%		06/10/2030	1,026,684
1,840,000	Superior Plus LP	4.50	% (b)	03/15/2029	1,567,459
600,000	Suzano Austria GmbH	3.13%		01/15/2032	453,102
350,000	Sydney Airport Finance Company Pty Ltd.	3.63	% (b)	04/28/2026	338,133
300,000	Telefonica Moviles Chile S.A.	3.54	% (b)	11/18/2031	252,560
790,000	Telesat LLC	4.88	% (b)	06/01/2027	463,193
794,000	Telesat LLC	6.50	% (b)	10/15/2027	335,064
1,600,000	Temasek Financial Ltd.	1.00%		10/06/2030	1,307,406
8,800,000	Temasek Financial Ltd.	1.00	% (b)	10/06/2030	7,190,733
738,000	Tervita Corporation	11.00	% (b)	12/01/2025	803,940
1,000,000	Titan Acquisition Ltd.	7.75	% (b)	04/15/2026	920,580
2,300,000	TK Elevator US Newco, Inc.	5.25	% (b)	07/15/2027	2,054,590
5,000,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	4,870,186
500,000	Transelec S.A.	3.88%		01/12/2029	458,070
9,966,000	TSMC Global Ltd.	1.25	% (b)	04/23/2026	9,079,940
948,623	UEP Penonome S.A.	6.50%		10/01/2038	887,925
4,837,975	UEP Penonome S.A.	6.50	% (b)	10/01/2038	4,528,417
9,700,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (a)	01/29/2025	3,172,577
5,600,000	Vedanta Resources Finance PLC	9.25	% (b)	04/23/2026	3,351,745
3,100,000	Vedanta Resources Ltd.	6.13%		08/09/2024	1,887,420
685,000	Virgin Media Finance PLC	5.00	% (b)	07/15/2030	544,705
7,905,000	Volkswagen Group of America Finance LLC	4.25	% (b)	11/13/2023	7,909,783

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,500,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	1,084,498
1,702,000	VTR Finance NV	6.38%		07/15/2028	1,217,130
11,570,000	Weir Group PLC	2.20	% (b)	05/13/2026	10,186,867
10,200,000	Westpac Banking Corporation (5 Year CMT Rate + 1.53%)	3.02%		11/18/2036	8,224,929

Total Foreign Corporate Bonds (Cost $711,842,727)					597,195,302

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.5%
1,000,000	Abu Dhabi Government International Bond	3.88%		04/16/2050	890,827
8,200,000	Brazilian Government International Bond	3.75%		09/12/2031	6,695,757
5,700,000	Brazilian Government International Bond	5.63%		02/21/2047	4,404,929
200,000	Chile Government International Bond	2.55%		01/27/2032	170,292
500,000	Chile Government International Bond	2.55%		07/27/2033	409,278
2,000,000	Chile Government International Bond	3.10%		05/07/2041	1,526,701
3,000,000	Chile Government International Bond	3.50%		01/25/2050	2,302,858
11,900,000	Chile Government International Bond	3.10%		01/22/2061	8,075,235
4,700,000	Colombia Government International Bond	3.13%		04/15/2031	3,473,502
3,700,000	Colombia Government International Bond	3.25%		04/22/2032	2,682,818
2,500,000	Colombia Government International Bond	5.00%		06/15/2045	1,680,124
11,150,000	Colombia Government International Bond	4.13%		05/15/2051	6,706,082
4,100,000	Dominican Republic International Bond	4.88	% (b)	09/23/2032	3,164,942
1,100,000	Dominican Republic International Bond	6.00	% (b)	02/22/2033	919,115
1,200,000	Indonesia Government International Bond	2.15%		07/28/2031	988,695
10,200,000	Indonesia Government International Bond	3.70%		10/30/2049	8,236,195
2,514,000	Mexico Government International Bond	4.15%		03/28/2027	2,481,421
19,270,000	Mexico Government International Bond	3.75%		01/11/2028	18,493,852
3,900,000	Mexico Government International Bond	2.66%		05/24/2031	3,219,366
12,700,000	Mexico Government International Bond	4.28%		08/14/2041	10,069,001
2,300,000	Mexico Government International Bond	4.35%		01/15/2047	1,761,277
3,000,000	Mexico Government International Bond	4.40%		02/12/2052	2,265,847
6,500,000	Panama Government International Bond	2.25%		09/29/2032	5,084,023
4,700,000	Panama Government International Bond	4.30%		04/29/2053	3,703,145
1,900,000	Panama Government International Bond	4.50%		04/01/2056	1,512,608
5,800,000	Panama Government International Bond	3.87%		07/23/2060	4,117,034
2,300,000	Perusahaan Penerbit SBSN Indonesia III	3.80%		06/23/2050	1,856,656
2,000,000	Philippine Government International Bond	1.65%		06/10/2031	1,609,828
2,000,000	Philippine Government International Bond	3.70%		03/01/2041	1,668,100
6,500,000	Philippine Government International Bond	3.70%		02/02/2042	5,383,462
3,100,000	Philippine Government International Bond	2.95%		05/05/2045	2,233,314
1,800,000	Philippine Government International Bond	2.65%		12/10/2045	1,255,931
3,200,000	Republic of South Africa Government Bond	4.30%		10/12/2028	2,741,504
200,000	Republic of South Africa Government Bond	7.30%		04/20/2052	160,440
9,500,000	Saudi Government International Bond	3.45%		02/02/2061	7,134,243
5,000,000	Temasek Financial Ltd.	1.63%		08/02/2031	4,212,289

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $168,350,453)					133,290,691

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Municipal Bonds - 0.1%
4,430,000	State of California	7.55%		04/01/2039	6,021,952

Total Municipal Bonds (Cost $6,299,798)					6,021,952

Non-Agency Commercial Mortgage Backed Obligations - 7.2%
5,000,000	Alen Mortgage Trust, Series 2021-ACEN-D (1 Month LIBOR USD + 3.10%, 3.10% Floor)	4.42	% (b)	04/15/2034	4,757,195
22,775,500	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XB	0.86	% (b)(c)(i)	06/15/2054	1,283,431
12,071,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	3.62	% (b)	06/15/2035	11,317,720
2,638,666	BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ-C	3.73	% (b)(c)	08/14/2034	2,387,073
1,790,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-B	4.49	% (c)	09/15/2048	1,710,338
5,515,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-C	4.49	% (c)	09/15/2048	5,001,076
4,869,141	BANK, Series 2017-BNK8-XA	0.86	% (c)(i)	11/15/2050	152,009
1,005,000	BANK, Series 2020-BN28-AS	2.14%		03/15/2063	832,229
3,109,000	BANK, Series 2021-BN37-C	3.21	% (c)	11/15/2064	2,437,619
11,034,000	BANK, Series 2022-BNK39-AS	3.18%		02/15/2055	9,821,073
2,682,000	BANK, Series 2022-BNK39-E	2.50	% (b)	02/15/2055	1,711,272
5,785,000	BBCMS Mortgage Trust, Series 2022-C16-A5	4.60	% (c)	06/15/2055	5,923,587
4,598,000	Benchmark Mortgage Trust, Series 2020-B18-AGNF	4.14	% (b)	07/15/2053	3,986,796
4,549,000	Benchmark Mortgage Trust, Series 2020-B19-AS	2.15%		09/15/2053	3,717,602
1,091,000	Benchmark Mortgage Trust, Series 2020-B19-C	3.21%		09/15/2053	899,602
90,326,394	Benchmark Mortgage Trust, Series 2021-B28-XA	1.40	% (c)(i)	08/15/2054	7,218,524
10,350,000	Benchmark Mortgage Trust, Series 2022-B32-AS	3.53	% (c)	01/15/2055	9,376,401
4,600,000	BPR Trust, Series 2022-OANA-A (Secured Overnight Financing Rate 1 Month + 1.90%, 1.90% Floor)	3.18	% (b)	04/15/2037	4,517,456
3,400,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	5.57	% (b)	07/15/2034	3,284,891
1,414,000	BX Trust, Series 2018-EXCL-B (1 Month LIBOR USD + 1.33%, 1.33% Floor)	2.65	% (b)	09/15/2037	1,339,248
11,798,000	BX Trust, Series 2019-OC11-E	4.08	% (b)(c)	12/09/2041	9,540,870
14,507,000	BX Trust, Series 2021-21M-H (1 Month LIBOR USD + 4.01%, 4.01% Floor)	5.33	% (b)	10/15/2036	13,253,626
14,685,000	BX Trust, Series 2021-VOLT-F (1 Month LIBOR USD + 2.40%, 2.40% Floor)	3.72	% (b)	09/15/2036	13,714,297
13,650,949	BX Trust, Series 2021-XL2-E (1 Month LIBOR USD + 1.85%, 1.85% Floor)	3.17	% (b)	10/15/2038	12,852,272
4,955,000	CD Commercial Mortgage Trust, Series 2017-CD4-C	4.35	% (c)	05/10/2050	4,502,178
69,008,702	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.14	% (c)(i)	01/10/2048	1,994,980
3,267,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-B	4.20	% (c)	06/15/2050	3,110,139
1,691,672	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.47	% (b)(c)(i)	09/10/2045	55
1,898,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (b)(c)	02/10/2048	1,703,116
3,381,336	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.47	% (c)(i)	02/10/2048	91,345
4,470,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (b)	02/10/2049	2,947,117
37,322,812	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.82	% (c)(i)	04/15/2049	1,725,579
39,789,597	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.05	% (c)(i)	07/10/2049	2,308,581
67,690,601	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.53	% (c)(i)	10/10/2049	3,104,988

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,720,000	Citigroup Commercial Mortgage Trust, Series 2017-C4-B	4.10	% (c)	10/12/2050	12,740,065
4,534,000	Citigroup Commercial Mortgage Trust, Series 2019-GC41-B	3.20%		08/10/2056	3,933,699
8,478,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.62	% (b)(c)	12/10/2041	6,366,370
7,003,000	Citigroup Commercial Mortgage Trust, Series 2020-555-G	3.62	% (b)(c)	12/10/2041	4,766,372
10,383,000	Citigroup Commercial Mortgage Trust, Series 2022-GC48-A5	4.58	% (c)	05/15/2054	10,672,883
12,583,614	Commercial Mortgage Pass-Through Trust, Series 2012-CR3-XA	1.98	% (c)(i)	10/15/2045	2,862
1,815,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR16-B	4.58%		04/10/2047	1,791,763
3,325,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-B	4.68	% (c)	08/10/2048	3,209,358
52,095,483	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XA	1.06	% (c)(i)	10/10/2048	1,207,386
4,310,000	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-C	4.48	% (c)	07/10/2048	4,059,822
46,122,015	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	1.10	% (c)(i)	02/10/2049	1,245,124
6,771,200	CORE Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.22	% (b)	12/15/2031	6,315,667
1,651,200	CORE Mortgage Trust, Series 2019-CORE-F (1 Month LIBOR USD + 2.35%, 2.35% Floor)	3.67	% (b)	12/15/2031	1,524,397
3,461,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	5.08	% (b)(c)	01/15/2049	2,915,153
36,824,791	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.03	% (c)(i)	01/15/2049	2,038,536
11,488,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	5.09	% (c)	11/15/2051	10,382,364
400,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-B	4.61	% (c)	08/15/2051	383,336
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	8,457,495
63,073,761	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.23	% (c)(i)	03/15/2053	4,065,180
4,359,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	4.62	% (b)	07/15/2032	4,097,627
6,269,000	CSMC Trust, Series 2020-NET-C	3.53	% (b)	08/15/2037	5,776,237
7,968,667	CSWF Trust, Series 2021-B33-B	3.77	% (b)(c)	10/10/2043	6,758,242
3,731,000	CSWF Trust, Series 2021-B33-C	3.77	% (b)(c)	10/10/2043	2,914,781
186,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.60%, 2.45% Floor)	3.92	% (b)	06/15/2033	168,255
4,475,000	DBJPM Mortgage Trust, Series 2016-C1-C	3.48	% (c)	05/10/2049	3,905,431
52,429,781	DBJPM Mortgage Trust, Series 2016-C1-XA	1.53	% (c)(i)	05/10/2049	2,081,300
5,000,000	DOLP Trust, Series 2021-NYC-D	3.70	% (b)(c)	05/10/2041	4,072,553
5,000,000	DOLP Trust, Series 2021-NYC-E	3.70	% (b)(c)	05/10/2041	3,892,282
4,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.46	% (b)	12/15/2036	3,675,221
2,588,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.57	% (b)	07/15/2035	2,419,675
4,224,000	GS Mortgage Securities Corporation Trust, Series 2021-IP-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	4.87	% (b)	10/15/2036	3,933,026
450,319	GS Mortgage Securities Trust, Series 2011-GC5-XA	0.09	% (b)(c)(i)	08/10/2044	5
6,484,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.67	% (b)(c)	11/10/2047	4,660,389
7,055,000	GS Mortgage Securities Trust, Series 2015-GC32-B	4.56	% (c)	07/10/2048	6,894,189
93,385,424	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.91	% (c)(i)	11/10/2048	2,053,396
4,854,000	GS Mortgage Securities Trust, Series 2016-GS2-B	3.76	% (c)	05/10/2049	4,524,459
1,825,000	GS Mortgage Securities Trust, Series 2016-GS2-C	4.87	% (c)	05/10/2049	1,745,329
45,249,552	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.90	% (c)(i)	05/10/2049	2,374,864
5,801,000	GS Mortgage Securities Trust, Series 2017-GS6-B	3.87%		05/10/2050	5,470,532
1,070,000	GS Mortgage Securities Trust, Series 2019-GC42-A3	2.75%		09/01/2052	965,030
10,574,769	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.47	% (b)	11/15/2036	9,755,795

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,593,279	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8-XA	1.91	% (c)(i)	10/15/2045	179
51,586,488	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	1.05	% (c)(i)	01/15/2049	1,385,639
6,690,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.88	% (b)(c)	01/05/2031	6,580,834
7,958,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP-E	3.99	% (b)(c)	12/05/2038	6,129,266
37,664,890	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.92	% (c)(i)	02/15/2047	344,287
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	% (c)	09/15/2047	2,634,402
8,204,658	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.13	% (b)(c)	09/15/2047	7,469,431
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.59	% (c)	11/15/2047	3,329,887
42,685,108	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.97	% (c)(i)	11/15/2047	674,595
1,684,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-B	3.90%		02/15/2048	1,610,418
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (b)(c)	02/15/2048	10,091,714
4,987,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.32	% (c)	05/15/2048	4,677,109
49,010,379	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.58	% (c)(i)	07/15/2048	564,565
39,992,585	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.96	% (c)(i)	08/15/2048	846,067
4,138,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.81	% (c)	11/15/2048	3,274,945
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.76	% (c)	12/15/2048	6,113,225
1,447,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.89	% (c)	03/17/2049	1,392,594
1,000,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4-C	4.94	% (c)	03/10/2052	942,171
7,675,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-AS	3.48%		06/15/2049	7,245,533
50,254,999	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.70	% (c)(i)	06/15/2049	2,017,346
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.74	% (b)(c)	03/10/2049	5,130,345
3,276,000	Med Trust, Series 2021-MDLN-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.33	% (b)	11/15/2038	3,129,213
7,825,000	MHC Commercial Mortgage Trust, Series 2021-MHC-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	3.92	% (b)	04/15/2038	7,306,041
4,500,000	MKT Mortgage Trust, Series 2020-525M-F	3.04	% (b)(c)	02/12/2040	3,118,423
2,500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17-C	4.64	% (c)	08/15/2047	2,395,732
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.65	% (c)	10/15/2047	2,858,513
1,508,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	1,434,459
29,092,325	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.40	% (c)(i)	02/15/2048	659,604
75,089,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-XB	0.28	% (b)(c)(i)	07/15/2050	392,303
44,739,038	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.49	% (c)(i)	09/15/2049	1,942,976
6,364,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-B	4.11%		05/15/2050	5,993,904
5,238,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70	% (b)	11/15/2052	3,856,729

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
27,436,685	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.63	% (c)(i)	08/15/2049	1,190,310
3,361,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.47	% (b)	11/15/2034	3,157,841
1,057,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	5.67	% (b)	11/15/2034	984,828
3,999,000	Morgan Stanley Capital Trust, Series 2017-HR2-C	4.36	% (c)	12/15/2050	3,637,602
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.52	% (b)	06/15/2035	1,936,290
4,539,000	SG Commercial Mortgage Securities Trust, Series 2016-C5-B	3.93%		10/10/2048	4,183,274
48,624,039	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.06	% (c)(i)	10/10/2048	2,401,118
10,336,000	SLG Office Trust, Series 2021-OVA-E	2.85	% (b)	07/15/2041	8,043,980
9,660,000	SLG Office Trust, Series 2021-OVA-F	2.85	% (b)	07/15/2041	7,192,568
5,910,000	TPGI Trust, Series 2021-DGWD-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	5.17	% (b)	06/15/2026	5,441,718
14,271,578	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.23	% (b)	03/15/2038	13,099,446
8,911,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	8,393,291
11,933,000	UBS Commercial Mortgage Trust, Series 2017-C2-B	3.99	% (c)	08/15/2050	11,210,690
2,491,000	UBS Commercial Mortgage Trust, Series 2017-C6-B	4.15	% (c)	12/15/2050	2,357,059
1,450,000	UBS Commercial Mortgage Trust, Series 2017-C7-B	4.29	% (c)	12/15/2050	1,373,902
6,958,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.73	% (c)	12/15/2050	6,376,260
559,000	UBS Commercial Mortgage Trust, Series 2018-C10-C	5.22	% (c)	05/15/2051	524,996
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	5.07	% (c)	06/15/2051	6,622,147
2,896,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.11	% (c)	08/15/2051	2,613,275
469,768	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.86	% (b)(c)(i)	08/10/2049	15
3,513,520	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-B	3.65	% (b)(c)	03/10/2046	3,425,859
7,795,924	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.21	% (b)(c)	03/10/2046	7,159,457
1,374,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-D	4.21	% (b)(c)	03/10/2046	1,060,728
204,820	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.36	% (c)(i)	11/15/2048	87
4,891,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.75	% (c)	11/15/2048	4,577,924
38,725,550	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.21	% (c)(i)	05/15/2048	892,639
4,207,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.65	% (c)	09/15/2057	4,011,671
9,135,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.84	% (c)	12/15/2048	8,716,602
51,802,497	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.09	% (c)(i)	12/15/2048	1,392,456
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88	% (c)	01/15/2059	4,371,146
7,687,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	7,076,831
2,574,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25-B	4.48	% (c)	12/15/2059	2,498,796
7,224,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-B	3.81%		11/15/2049	6,710,587
64,139,990	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.77	% (c)(i)	11/15/2049	2,993,157
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,423,645
7,228,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-C	5.16	% (c)	08/15/2051	6,831,611
12,408,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	5.10	% (c)	09/15/2061	11,231,169
6,546,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.31	% (c)	01/15/2052	6,162,808
20,931,687	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-XA	1.44	% (c)(i)	03/15/2052	1,295,565
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-C	4.35%		05/15/2052	9,350,019
2,705,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-B	3.14%		02/15/2053	2,319,095
5,510,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-B	2.70%		07/15/2053	4,550,535

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
119,596,870	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.68	% (c)(i)	04/15/2054	11,013,126
2,436,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C61-C	3.31%		11/15/2054	1,998,963
7,477,437	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	1.98	% (b)(c)(i)	11/15/2045	348
60,478,916	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.17	% (c)(i)	08/15/2047	988,643
44,307,870	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.94	% (c)(i)	09/15/2057	593,065

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $757,278,550)					630,670,326

Non-Agency Residential Collateralized Mortgage Obligations - 11.3%
6,537,623	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	4.51	% (c)	03/25/2037	5,194,040
20,451	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.67	% (b)(c)	11/25/2037	20,998
4,043,527	AJAX Mortgage Loan Trust, Series 2020-A-A	2.38	% (b)(n)	12/25/2059	3,924,389
1,035,650	AJAX Mortgage Loan Trust, Series 2020-D-A	2.25	% (b)(n)	06/25/2060	989,044
5,000,000	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	% (b)(n)	01/25/2026	4,862,907
3,100,000	AMSR Trust, Series 2019-SFR1-E	3.47	% (b)	01/20/2039	2,819,436
10,000,000	AMSR Trust, Series 2021-SFR1-F	3.60	% (b)(c)	06/17/2038	8,452,381
3,000,000	AMSR Trust, Series 2021-SFR2-E1	2.48	% (b)	08/19/2038	2,634,575
2,500,000	AMSR Trust, Series 2021-SFR2-E2	2.58	% (b)	08/19/2038	2,188,247
4,500,000	AMSR Trust, Series 2021-SFR2-F1	3.28	% (b)	08/19/2038	3,971,664
2,000,000	AMSR Trust, Series 2021-SFR2-F2	3.67	% (b)	08/19/2038	1,767,953
275,694	Angel Oak Mortgage Trust LLC, Series 2018-3-A1	3.65	% (b)(c)	09/25/2048	274,608
392,412	Angel Oak Mortgage Trust LLC, Series 2018-3-A2	3.75	% (b)(c)	09/25/2048	390,617
373,392	Angel Oak Mortgage Trust LLC, Series 2018-3-A3	3.85	% (b)(c)	09/25/2048	371,578
11,428,650	Argent Securities Trust, Series 2006-M1-A2C (1 Month LIBOR USD + 0.30%, 0.30% Floor)	1.92%		07/25/2036	3,439,740
14,552,853	Argent Securities Trust, Series 2006-M1-A2D (1 Month LIBOR USD + 0.48%, 0.48% Floor)	2.10%		07/25/2036	4,386,179
130,737	Banc of America Funding Trust, Series 2005-G-A3	2.46	% (c)	10/20/2035	104,559
121,911	Banc of America Funding Trust, Series 2006-2-6A2	5.50%		03/25/2036	118,129
88,220	Banc of America Funding Trust, Series 2006-6-1A2	6.25%		08/25/2036	80,731
331,796	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47	% (b)(n)	06/28/2034	332,471
252,493	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	147,519
9,100,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	% (b)(n)	03/28/2029	8,562,063
6,650,892	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 14.50% Cap)	1.77%		01/25/2037	6,124,684
1,362,201	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.96	% (c)	07/25/2037	1,229,593
808,550	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	196,687
176,987	CHL Mortgage Pass-Through Trust, Series 2005-28-A7	5.25%		11/01/2035	114,649
412,330	CHL Mortgage Pass-Through Trust, Series 2007-10-A5	6.00%		07/25/2037	237,027
177,002	CHL Mortgage Pass-Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	125,205
449,866	CHL Mortgage Pass-Through Trust, Series 2007-3-A17	6.00%		04/25/2037	266,068
6,953,000	CIM Trust, Series 2020-R2-M2	3.00	% (b)(c)	10/25/2059	5,947,214
27,256	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	26,866
200,182	Citicorp Residential Mortgage Trust, Series 2006-2-A5	5.06%		09/25/2036	199,366
72,010	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	3.16	% (b)(c)	11/25/2038	72,316
4,177,550	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A1A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	1.69%		01/25/2037	2,190,492
7,305,681	Citigroup Mortgage Loan Trust, Series 2009-3-5A3	6.00	% (b)(c)	02/25/2037	6,727,331
28,993,775	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (b)	10/25/2058	25,340,148

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
53,642,523	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	% (b)(c)	03/25/2065	50,308,270
5,674,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	% (b)(c)	03/25/2065	5,189,267
4,752,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	% (b)(c)	03/25/2065	4,235,650
4,413,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	% (b)(c)	03/25/2065	3,783,929
12,963,289	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	6.42	% (b)(c)	03/25/2065	13,687,250
70,549	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	65,009
37,722	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	32,458
262,722	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	238,036
4,003,929	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	3,701,135
14,967,114	COLT Mortgage Loan Trust, Series 2022-4-A1	4.30	% (b)(c)	03/25/2067	14,801,890
1,000,000	CoreVest American Finance Trust, Series 2020-4-E	3.38	% (b)	12/17/2052	798,493
715,078	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	707,719
74,572	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	62,432
137,909	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	73,116
13,559,776	Countrywide Alternative Loan Trust, Series 2005-37T1-A5 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap)	2.07%		09/25/2035	8,586,552
519,498	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	402,462
8,108,093	Countrywide Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	6,011,988
76,220	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	2.32%		10/25/2035	53,364
257,015	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	158,151
6,289,121	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	4,198,618
1,019,089	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	577,781
6,452,800	Countrywide Alternative Loan Trust, Series 2007-12T1-A3	6.00%		06/25/2037	3,658,468
1,058,668	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.07%		08/25/2037	350,597
306,564	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	41.05	% (j)	08/25/2037	469,037
58,309	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	22.43	% (j)	08/25/2037	59,489
274,098	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	184,611
1,419,560	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.12%		09/25/2037	667,721
1,394,476	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.88	% (i)(j)	09/25/2037	309,165
718,388	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	85,184
6,112,658	Countrywide Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	3,810,953
5,838,377	Countrywide Alternative Loan Trust, Series 2007-OA8-2A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	1.98%		06/25/2047	4,484,653
59,760	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	48,817
670,761	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	591,951
3,208,739	Credit Suisse Mortgage Capital Certificates, Series 2009-3R-19A2	6.00	% (b)	01/27/2038	1,752,108
7,557,788	Credit-Based Asset Servicing and Securitization LLC, Series 2007-RP1-A (1 Month LIBOR USD + 0.31%, 0.31% Floor)	1.93	% (b)	05/25/2046	6,572,722
2,364,895	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	1,113,884
31,236	CSMC Mortgage-Backed Trust, Series 2006-4-7A1	5.50%		09/25/2056	22,907
61,763	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2057	12,306

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,832	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	10,009
819,689	CSMC Trust, Series 2010-4R-3A17	6.00	% (b)(c)	06/26/2037	745,086
32,771,070	CSMC Trust, Series 2020-RPL1-PT1	3.36	% (b)(c)	10/25/2069	29,801,917
9,035,400	CSMC Trust, Series 2020-RPL4-M1	2.50	% (b)	01/25/2060	7,533,393
4,284,347	CSMC Trust, Series 2021-JR1-A1	2.47	% (b)(c)	09/27/2066	4,080,271
7,414,759	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.77%		02/25/2047	4,758,485
5,190,173	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	4,618,148
4,893,807	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR2-2A1	2.93	% (c)	10/25/2035	4,341,968
445,576	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	10.27	% (b)(j)	04/15/2036	431,615
60,239	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	12.08	% (b)(j)	04/15/2036	58,438
840,449	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	10.27	% (b)(j)	04/15/2036	787,488
15,984,000	First Franklin Mortgage Loan Trust, Series 2006-FF15-A6 (1 Month LIBOR USD + 0.31%, 0.31% Floor)	1.93%		11/25/2036	13,716,839
11,418,300	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		03/25/2037	7,084,850
217,936	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	116,702
2,731,618	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A1	6.25%		02/25/2037	1,387,228
40,870	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	% (c)	05/25/2035	29,691
16,440,000	FMC GMSR Issuer Trust, Series 2021-GT2-A	3.85	% (b)(c)	10/25/2026	14,717,690
6,944,000	GCAT Trust, Series 2021-NQM6-M1	3.41	% (b)(c)	08/25/2066	5,589,544
1,563,768	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	1,406,296
7,546,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-M1	3.29	% (b)(c)	09/25/2060	7,005,835
10,845	GSAA Home Equity Trust, Series 2005-7-AF5	5.11%		05/25/2035	10,773
970,252	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	662,070
947,406	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	489,282
1,541,202	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	1,403,722
22,783,754	GSR Mortgage Loan Trust, Series 2006-OA1-1A1 (1 Month LIBOR USD + 0.44%, 0.44% Floor)	2.06%		08/25/2046	6,436,939
112,565	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	197,909
11,714,539	Harborview Mortgage Loan Trust, Series 2005-7-2A1 (1 Month LIBOR USD + 0.57%, 0.57% Floor, 11.00% Cap)	2.18%		06/20/2045	8,027,007
2,676,066	Home Partners of America Trust, Series 2021-1-D	2.48	% (b)	09/19/2041	2,312,577
1,230,083	Home Partners of America Trust, Series 2021-1-E	2.58	% (b)	09/19/2041	1,038,327
1,384,297	Home Partners of America Trust, Series 2021-1-F	3.33	% (b)	09/19/2041	1,155,079
5,250,000	Homeward Opportunities Fund Trust, Series 2020-2-M1	3.90	% (b)(c)	05/25/2065	5,114,803
7,508,026	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	3.23	% (b)(n)	08/25/2025	7,435,503
23,204,888	HSI Asset Securitization Corporation Trust, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	1.90%		10/25/2036	8,483,777
10,596,073	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.80%		04/25/2037	7,536,853
27,799,876	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap)	2.16%		02/25/2037	24,751,230

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,728,000	Imperial Fund Mortgage Trust, Series 2021-NQM4-M1	3.45	% (b)(c)	01/25/2057	2,230,467
1,581,549	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	1.98%		07/25/2047	1,151,637
1,572,748	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A24 (1 Month LIBOR USD + 0.62%, 0.62% Floor)	2.24%		07/25/2047	1,238,840
3,152,400	JP Morgan Alternative Loan Trust, Series 2005-A2-1M1 (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.50% Cap)	2.31%		01/25/2036	3,004,064
95,053	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69%		05/25/2036	94,520
3,259,590	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.81%		08/25/2036	3,100,508
44,618	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.62%		08/25/2036	42,999
45,270	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21%		12/25/2036	44,114
14,353,992	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	2.12%		06/25/2036	7,354,749
17,196,280	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	1.92%		08/25/2036	12,711,009
13,867,982	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A5 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	1.83%		12/25/2036	8,162,382
2,507,212	JP Morgan Mortgage Trust, Series 2006-S1-2A9	6.50%		04/25/2036	2,471,403
166,953	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	102,407
842,321	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (b)(n)	05/25/2059	842,442
25,392,443	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	% (b)	06/25/2058	23,546,517
7,000,000	Legacy Mortgage Asset Trust, Series 2021-GS3-A2	3.25	% (b)(n)	07/25/2061	6,365,890
3,721,451	Lehman Mortgage Trust, Series 2005-9N-1A1 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	1.89%		02/25/2036	3,389,672
396,239	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	235,113
26,917	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	23.21	% (j)	01/25/2037	30,482
526,470	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	229,950
4,317,650	Lehman Mortgage Trust, Series 2007-1-1A2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	1.94%		02/25/2037	4,237,836
10,126,596	Lehman Mortgage Trust, Series 2007-15N-3A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	1.26%		08/25/2047	8,690,501
97,956	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		03/25/2037	78,535
9,938,993	Lehman Mortgage Trust, Series 2007-3-2A3 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	2.10%		03/25/2037	9,491,060
4,200,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (b)(c)	09/25/2026	3,878,810
35,778,105	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	2.00%		03/25/2046	15,522,531
13,672,396	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	1.98%		04/25/2046	4,861,918
16,095,675	Long Beach Mortgage Loan Trust, Series 2006-6-2A3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	1.92%		07/25/2036	6,945,736
74,740	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	66,520
4,894,740	MASTR Alternative Loans Trust, Series 2006-1-A5	6.00%		02/25/2036	2,837,480
33,054	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	12,752
12,779,324	MASTR Asset Backed Securities Trust, Series 2005-NC2-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	2.12%		11/25/2035	8,248,411
800,567	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	598,976
1,688,068	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A8	6.00%		03/25/2037	799,428

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,542,050	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR4-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	2.12%		08/25/2037	8,326,311
6,201,339	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	1.87%		03/25/2037	5,182,474
4,411,636	MFA Trust, Series 2021-NPL1-A1	2.36	% (b)(n)	03/25/2060	4,261,551
8,083,820	Morgan Stanley Capital Trust, Series 2006-HE5-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor)	1.90%		08/25/2036	4,539,443
19,538	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	16,124
480,464	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	461,781
1,748,437	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.13	% (c)	06/25/2036	1,262,609
27,711,380	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX-2A2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	1.94%		12/25/2036	12,646,814
8,211,338	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX-2A1 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	1.86%		04/25/2037	2,845,444
285,159	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75	% (b)(c)	05/27/2037	257,278
2,709,555	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (b)(c)	10/25/2060	2,622,035
16,581,185	MortgageIT Securities Corporation Mortgage Loan Trust, Series 2007-1-2A11 (1 Month LIBOR USD + 0.44%, 0.44% Floor)	2.06%		06/25/2047	15,316,467
6,000,000	New Century Home Equity Loan Trust, Series 2005-B-M2 (1 Month LIBOR USD + 0.74%, 0.74% Floor)	2.36%		10/25/2035	5,086,027
170,756	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (c)	01/25/2036	59,628
520,242	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80	% (f)	10/25/2036	144,482
888,614	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06	% (f)	02/25/2037	290,183
8,007,328	NRPL Trust, Series 2019-3A-A1	3.00	% (b)(n)	07/25/2059	7,964,252
5,208,947	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	% (b)	12/25/2025	4,952,390
34,766	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.98% Floor)	2.60%		11/25/2034	33,366
19,660,295	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.81%		07/25/2037	17,616,582
2,169,416	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	4.35	% (b)	10/27/2022	2,156,900
4,696,115	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.00	% (b)	02/27/2023	4,629,004
15,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.62	% (b)	03/25/2026	14,821,377
6,270,511	PR Mortgage Loan Trust, Series 2014-1-APT	5.88	% (b)(c)	10/25/2049	5,915,881
6,244,947	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (b)(n)	07/25/2051	5,859,259
3,404,000	Progress Residential Trust, Series 2021-SFR6-E2	2.53	% (b)	07/19/2038	2,925,054
4,666,000	Progress Residential Trust, Series 2021-SFR6-F	3.42	% (b)	07/19/2038	4,065,633
5,100,000	Progress Residential Trust, Series 2021-SFR8-F	3.18	% (b)	10/19/2038	4,346,036
4,570,221	PRPM LLC, Series 2021-3-A1	1.87	% (b)(n)	04/25/2026	4,329,581
4,020,899	PRPM LLC, Series 2021-7-A1	1.87	% (b)(n)	08/25/2026	3,755,220
2,246,073	PRPM LLC, Series 2021-9-A1	2.36	% (b)(n)	10/25/2026	2,118,967
2,557	RAMP Trust, Series 2005-RS1-AI5	5.41%		01/25/2035	2,551
11,500,000	RAMP Trust, Series 2006-NC1-M2 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 14.00% Cap)	2.22%		01/25/2036	9,853,358
7,007,463	RBSGC Mortgage Loan Trust, Series 2005-A-3A	6.00%		04/25/2035	3,707,466
21,347,051	Redwood Funding Trust, Series 2019-1-PT	4.21	% (b)(n)	09/27/2024	21,199,027
145,220	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	133,838

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
191,516	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	170,646
2,089,815	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	1,903,365
1,964,124	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	1,757,156
402,423	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	347,875
12,850	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		12/25/2022	11,314
20,108,567	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.46%, 0.46% Floor)	2.08%		06/25/2037	8,663,782
702,737	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	590,238
2,528,560	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	2,188,647
161,089	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	92,962
228,906	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	135,014
1,615,460	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	583,532
112,825	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	21.91	% (d)(j)	01/25/2046	139,122
43,982	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	39,378
446,629	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	377,475
338,220	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	262,014
5,154,000	Residential Mortgage Loan Trust, Series 2020-1-M1	3.24	% (b)(c)	01/25/2060	4,787,572
7,695,758	Saxon Asset Securities Trust, Series 2005-2-M4 (1 Month LIBOR USD + 0.95%, 0.95% Floor, 11.50% Cap)	2.57%		10/25/2035	5,219,628
16,035,089	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 100.00% Cap)	1.78	% (b)	04/25/2037	12,257,041
20,981,598	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	1.69%		04/25/2037	14,709,495
14,883,226	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	1.84%		04/25/2037	10,423,092
2,677,243	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor)	1.90%		04/25/2037	1,875,183
20,440,045	Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	1.94%		12/25/2036	5,824,622
25,845,939	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	3.54	% (b)(c)	02/25/2054	23,013,212
3,711,393	Sequoia Mortgage Trust, Series 2007-3-2AA1	2.98	% (c)	07/20/2037	3,108,238
7,070,482	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.62%		09/25/2037	5,444,415
5,910,000	Starwood Mortgage Residential Trust, Series 2020-1-B1	3.73	% (b)(c)	02/25/2050	5,465,091
11,685,224	Structured Asset Investment Loan Trust, Series 2006-BNC3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.80%		09/25/2036	7,728,327
824,593	Structured Asset Securities Corporation, Series 2005-RF1-A (1 Month LIBOR USD + 0.35%, 0.35% Floor)	1.97	% (b)	03/25/2035	783,962
824,593	Structured Asset Securities Corporation, Series 2005-RF1-AIO	3.40	% (b)(c)(i)	03/25/2035	38,513
3,450,072	Toorak Mortgage Corporation Ltd., Series 2019-2-A1	3.72	% (n)	09/25/2022	3,437,026
7,709,935	VCAT LLC, Series 2021-NPL4-A1	1.87	% (b)(n)	08/25/2051	7,264,263
8,768,731	VCAT LLC, Series 2021-NPL6-A1	1.92	% (b)(n)	09/25/2051	8,267,831
9,949,377	Velocity Commercial Capital Loan Trust, Series 2018-1-A	3.59	% (b)	04/25/2048	9,725,745
1,506,099	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91	% (b)	04/25/2048	1,443,058
785,569	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26	% (b)	04/25/2048	749,975
481,535	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41	% (b)	04/25/2048	449,108
6,156,214	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (b)(c)	10/25/2048	6,038,569

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,365,410	Velocity Commercial Capital Loan Trust, Series 2019-1-M1	3.94	% (b)(c)	03/25/2049	2,269,853
956,629	Velocity Commercial Capital Loan Trust, Series 2019-1-M2	4.01	% (b)(c)	03/25/2049	916,365
885,240	Velocity Commercial Capital Loan Trust, Series 2019-1-M3	4.12	% (b)(c)	03/25/2049	827,379
565,960	Verus Securitization Trust, Series 2020-NPL1-A1	3.60	% (b)(n)	08/25/2050	565,265
6,835,088	Verus Securitization Trust, Series 2021-5-A1	1.01	% (b)(c)	09/25/2066	5,976,692
18,148,235	Verus Securitization Trust, Series 2022-4-A1	4.47	% (b)(n)	04/25/2067	17,952,392
3,876,171	VOLT LLC, Series 2021-CF1-A1	1.99	% (b)(n)	08/25/2051	3,658,761
2,051,978	VOLT LLC, Series 2021-CF2-A1	2.49	% (b)(n)	11/27/2051	1,971,008
8,770,974	VOLT LLC, Series 2021-NP12-A1	2.73	% (b)(n)	12/26/2051	8,283,885
1,467,175	VOLT LLC, Series 2021-NPL1-A1	1.89	% (b)(n)	02/27/2051	1,399,155
4,932,201	VOLT LLC, Series 2021-NPL5-A1	2.12	% (b)(n)	03/27/2051	4,727,665
4,715,274	VOLT LLC, Series 2021-NPL6-A1	2.24	% (b)(n)	04/25/2051	4,504,132
82,052	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-1-2A	6.00%		03/25/2035	72,668
481,236	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A1	5.75%		02/25/2036	432,775
1,282,570	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-2-4CB	6.00%		02/25/2036	1,229,098
7,568,013	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A5	4.17%		10/25/2036	3,177,018
3,363,293	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A6	4.17%		10/25/2036	1,412,868
4,877,156	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	1.36%		10/25/2046	4,299,650
1,532,841	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19-2A (11th District Cost of Funds Index + 1.25%, 1.25% Floor)	1.47%		01/25/2047	1,369,152
7,724,608	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A2	6.00%		04/25/2037	6,865,956
5,417,570	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A3	6.00%		04/25/2037	4,815,364
794,803	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A6	6.00%		04/25/2037	716,496
56,568	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	29.74	% (j)	06/25/2037	78,928
6,702,657	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A3	7.00%		06/25/2037	4,450,773
5,153,155	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7-2A1	3.11	% (c)	07/25/2037	4,928,834
415,159	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	379,142
9,858	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	2.81	% (c)	08/25/2035	9,537
426,210	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	373,348
23,321	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	20,883

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,108,019,183)					998,302,541

US Corporate Bonds - 16.6%
16,546,000	AbbVie, Inc.	4.70%		05/14/2045	15,610,556
1,865,000	Academy Ltd.	6.00	% (b)	11/15/2027	1,707,305

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,330,000	Acrisure LLC	4.25	% (b)	02/15/2029	1,077,239
1,145,000	Acrisure LLC	6.00	% (b)	08/01/2029	897,875
2,050,000	Acuris Finance, Inc.	5.00	% (b)	05/01/2028	1,705,251
2,910,000	AdaptHealth LLC	5.13	% (b)	03/01/2030	2,456,706
1,235,000	Advanced Drainage Systems, Inc.	5.00	% (b)	09/30/2027	1,140,535
610,000	Advanced Drainage Systems, Inc.	6.38	% (b)	06/15/2030	596,754
930,000	Aethon United Finance Corporation	8.25	% (b)	02/15/2026	905,239
3,245,000	Agree LP	2.60%		06/15/2033	2,575,505
5,460,000	Air Lease Corporation	1.88%		08/15/2026	4,727,231
551,000	Air Methods Corporation	8.00	% (b)	05/15/2025	361,687
8,945,000	Aircastle Ltd.	2.85	% (b)	01/26/2028	7,402,660
6,510,000	Alexandria Real Estate Equities, Inc.	3.00%		05/18/2051	4,389,483
1,125,000	Alliant Holdings Intermediate LLC	6.75	% (b)	10/15/2027	1,001,272
1,120,000	Allied Universal Holdco LLC	6.63	% (b)	07/15/2026	1,029,918
465,000	Allied Universal Holdco LLC	4.63	% (b)	06/01/2028	377,032
700,000	Allied Universal Holdco LLC	4.63	% (b)	06/01/2028	579,336
1,675,000	Allied Universal Holdco LLC	6.00	% (b)	06/01/2029	1,221,295
995,000	AMC Entertainment Holdings, Inc.	7.50	% (b)	02/15/2029	842,944
2,490,000	American Airlines, Inc.	5.75	% (b)	04/20/2029	2,134,353
2,290,000	American Airlines, Inc.	3.95%		07/11/2030	1,889,851
1,030,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	838,125
4,433,000	American Tower Corporation	3.38%		10/15/2026	4,195,071
1,815,000	AmWINS Group, Inc.	4.88	% (b)	06/30/2029	1,488,632
989,000	Antero Midstream Partners LP	5.75	% (b)	03/01/2027	921,432
995,000	Antero Resources Corporation	5.38	% (b)	03/01/2030	908,833
6,650,000	Anthem, Inc.	2.38%		01/15/2025	6,410,053
11,415,000	Aptiv PLC	3.10%		12/01/2051	7,384,333
2,385,000	Arconic Corporation	6.13	% (b)	02/15/2028	2,232,014
300,000	Ardagh Packaging Finance, Inc.	5.25	% (b)	04/30/2025	277,928
1,475,000	Ardagh Packaging Finance, Inc.	5.25	% (b)	08/15/2027	1,055,753
8,095,000	Ares Capital Corporation	2.15%		07/15/2026	6,794,686
1,724,000	Ares Capital Corporation	2.88%		06/15/2028	1,367,377
7,320,000	Arrow Electronics, Inc.	3.88%		01/12/2028	6,971,481
1,315,000	Ashton Woods Finance Company	4.63	% (b)	04/01/2030	967,373
1,840,000	ASP Unifrax Holdings, Inc.	5.25	% (b)	09/30/2028	1,471,632
160,000	ASP Unifrax Holdings, Inc.	7.50	% (b)	09/30/2029	111,356
1,755,000	AssuredPartners, Inc.	7.00	% (b)	08/15/2025	1,650,797
190,000	AssuredPartners, Inc.	5.63	% (b)	01/15/2029	152,363
4,840,000	AT&T, Inc.	2.75%		06/01/2031	4,184,122
23,000,000	AT&T, Inc.	3.50%		09/15/2053	17,472,759
7,805,000	AT&T, Inc.	3.55%		09/15/2055	5,860,812
16,935,000	Athene Global Funding (Secured Overnight Financing Rate + 0.56%)	1.83	% (b)	08/19/2024	16,433,754
8,430,000	AutoNation, Inc.	3.85%		03/01/2032	7,273,825
900,000	Avaya, Inc.	6.13	% (b)	09/15/2028	589,725
12,960,000	Aviation Capital Group LLC	1.95	% (b)	09/20/2026	11,022,956

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
18,065,000	Bank of America Corporation (5 Year CMT Rate + 1.20%)	2.48%		09/21/2036	14,031,003
4,390,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.11%)	3.84%		04/25/2025	4,371,673
6,985,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.21%)	2.57%		10/20/2032	5,768,558
585,000	Bausch Health Companies, Inc.	6.13	% (b)	02/01/2027	498,300
1,520,000	Bausch Health Companies, Inc.	7.00	% (b)	01/15/2028	871,956
1,290,000	Bausch Health Companies, Inc.	4.88	% (b)	06/01/2028	1,012,160
1,490,000	BCPE Empire Holdings, Inc.	7.63	% (b)	05/01/2027	1,215,065
9,380,000	Berkshire Hathaway Energy Company	4.60	% (b)	05/01/2053	9,010,126
5,540,000	Berkshire Hathaway Finance Corporation	2.85%		10/15/2050	3,996,364
3,190,000	Berkshire Hathaway Finance Corporation	3.85%		03/15/2052	2,736,768
5,455,000	Berry Global, Inc.	1.65%		01/15/2027	4,779,395
4,185,000	Blackstone Private Credit Fund	2.63	% (b)	12/15/2026	3,509,483
8,305,000	Blackstone Secured Lending Fund	2.85%		09/30/2028	6,717,805
695,000	Blue Racer Midstream LLC	7.63	% (b)	12/15/2025	658,123
9,784,000	Boeing Company	2.95%		02/01/2030	8,150,971
5,155,000	Boeing Company	3.75%		02/01/2050	3,647,366
125,000	Boxer Parent Company, Inc.	7.13	% (b)	10/02/2025	119,847
2,100,000	Boyne USA, Inc.	4.75	% (b)	05/15/2029	1,821,771
6,365,000	BP Capital markets America, Inc.	2.94%		06/04/2051	4,564,934
8,370,000	BP Capital markets America, Inc.	3.00%		03/17/2052	6,047,996
3,065,000	Brighthouse Financial Global Funding	1.00	% (b)	04/12/2024	2,895,625
4,535,000	Brighthouse Financial Global Funding	2.00	% (b)	06/28/2028	3,918,147
14,620,000	Broadcom, Inc.	3.42	% (b)	04/15/2033	12,105,647
15,845,000	Brooklyn Union Gas Company	4.49	% (b)	03/04/2049	13,490,305
1,270,000	Builders FirstSource, Inc.	4.25	% (b)	02/01/2032	969,118
1,495,000	Caesars Entertainment, Inc.	4.63	% (b)	10/15/2029	1,166,406
1,495,000	Callon Petroleum Company	7.50	% (b)	06/15/2030	1,377,912
890,000	Calpine Corporation	4.50	% (b)	02/15/2028	809,773
555,000	Calpine Corporation	5.13	% (b)	03/15/2028	489,923
600,000	Calpine Corporation	4.63	% (b)	02/01/2029	500,181
2,650,000	Carnival Corporation	5.75	% (b)	03/01/2027	1,923,131
14,965,000	Carrier Global Corporation	3.38%		04/05/2040	11,756,707
525,000	Carvana Corporation	5.63	% (b)	10/01/2025	403,930
1,754,000	Castle US Holding Corporation	9.50	% (b)	02/15/2028	1,500,167
1,150,000	Catalent Pharma Solutions, Inc.	3.50	% (b)	04/01/2030	939,768
2,520,000	CCO Holdings LLC	4.75	% (b)	03/01/2030	2,162,954
1,275,000	CCO Holdings LLC	4.50	% (b)	08/15/2030	1,062,691
1,200,000	CCO Holdings LLC	4.75	% (b)	02/01/2032	985,560
1,190,000	CCO Holdings LLC	4.25	% (b)	01/15/2034	923,410
1,830,000	Cedar Fair LP	5.25%		07/15/2029	1,616,428
1,520,000	Cengage Learning, Inc.	9.50	% (b)	06/15/2024	1,408,174
660,000	Centene Corporation	3.00%		10/15/2030	548,714
14,870,000	Centene Corporation	2.50%		03/01/2031	11,849,606
1,025,000	Centene Corporation	2.63%		08/01/2031	817,601
1,165,000	Century Communities, Inc.	6.75%		06/01/2027	1,119,414

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,180,000	CF Industries, Inc.	5.38%		03/15/2044	7,641,455
7,641,000	Charter Communications Operating LLC	4.91%		07/23/2025	7,669,099
8,890,000	Charter Communications Operating LLC	3.50%		03/01/2042	6,183,298
1,219,000	Chesapeake Energy Corporation	5.88	% (b)	02/01/2029	1,151,833
17,875,000	Citigroup, Inc. (3 Month LIBOR USD + 1.10%)	2.54%		05/17/2024	17,728,655
3,455,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.69%)	2.01%		01/25/2026	3,240,680
3,180,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.28%)	3.07%		02/24/2028	2,952,187
1,301,000	Clarios Global LP	6.25	% (b)	05/15/2026	1,254,268
745,000	Clarios Global LP	8.50	% (b)	05/15/2027	721,570
1,175,000	Clarivate Science Holdings Corporation	4.88	% (b)	07/01/2029	968,218
460,000	Clean Harbors, Inc.	5.13	% (b)	07/15/2029	418,299
240,000	Clear Channel Outdoor Holdings, Inc.	7.75	% (b)	04/15/2028	175,235
1,635,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (b)	06/01/2029	1,180,519
1,265,000	Clearway Energy Operating LLC	4.75	% (b)	03/15/2028	1,140,204
520,000	CMG Media Corporation	8.88	% (b)	12/15/2027	412,233
2,450,000	CNX Midstream Partners LP	4.75	% (b)	04/15/2030	2,061,111
1,210,000	CNX Resources Corporation	6.00	% (b)	01/15/2029	1,132,572
4,625,000	Comcast Corporation	3.95%		10/15/2025	4,649,789
8,965,000	Comcast Corporation	3.40%		04/01/2030	8,419,712
725,000	CommScope Technologies LLC	5.00	% (b)	03/15/2027	536,984
1,500,000	CommScope, Inc.	4.75	% (b)	09/01/2029	1,214,250
1,375,000	Community Health Systems, Inc.	6.00	% (b)	01/15/2029	1,141,071
1,730,000	Community Health Systems, Inc.	6.88	% (b)	04/15/2029	1,120,884
1,205,000	Community Health Systems, Inc.	4.75	% (b)	02/15/2031	885,522
1,215,000	Consolidated Communications, Inc.	5.00	% (b)	10/01/2028	973,057
6,495,000	Constellation Brands, Inc.	3.15%		08/01/2029	5,852,198
2,995,000	Constellation Brands, Inc.	2.88%		05/01/2030	2,608,393
6,950,000	Continental Resources, Inc.	2.27	% (b)	11/15/2026	6,174,699
1,243,000	Cornerstone Building Brands, Inc.	6.13	% (b)	01/15/2029	800,004
5,495,000	Corporate Office Properties LP	2.90%		12/01/2033	4,264,925
740,000	Coty, Inc.	6.50	% (b)	04/15/2026	683,331
1,240,000	Coty, Inc.	5.00	% (b)	04/15/2026	1,138,326
3,085,000	CQP Holdco LP	5.50	% (b)	06/15/2031	2,636,194
1,945,000	Credit Acceptance Corporation	6.63%		03/15/2026	1,824,634
14,600,000	Crown Castle International Corporation	3.65%		09/01/2027	13,840,264
3,059,000	Crown Castle International Corporation	3.30%		07/01/2030	2,700,827
2,940,000	CSC Holdings LLC	5.75	% (b)	01/15/2030	2,146,876
1,250,000	CSI Compressco LP	7.50	% (b)	04/01/2025	1,157,197
18,190,000	CSX Corporation	3.80%		11/01/2046	15,455,193
1,225,000	CVR Nitrogen Finance Corporation	6.13	% (b)	06/15/2028	1,096,996
8,045,000	CVS Health Corporation	5.05%		03/25/2048	7,712,650
522,827	CWT Travel Group, Inc.	8.50	% (b)	11/19/2026	472,505
2,200,000	Dana Financing Ltd.	5.75	% (b)	04/15/2025	2,104,441
410,000	Dana, Inc.	5.38%		11/15/2027	355,986
965,000	Dana, Inc.	5.63%		06/15/2028	832,366
285,000	Dana, Inc.	4.25%		09/01/2030	221,702

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,427,000	Dealer Tire LLC	8.00	% (b)	02/01/2028	1,234,655
1,215,000	Diamond Sports Group LLC	5.38	% (b)	08/15/2026	305,269
15,856,000	Dick’s Sporting Goods, Inc.	3.15%		01/15/2032	12,545,364
4,280,000	Dick’s Sporting Goods, Inc.	4.10%		01/15/2052	2,851,178
3,500,000	Digital Realty Trust LP	3.70%		08/15/2027	3,337,225
3,000,000	Digital Realty Trust LP	3.60%		07/01/2029	2,714,003
1,515,000	DirectTV Financing LLC	5.88	% (b)	08/15/2027	1,297,302
18,940,000	Discover Financial Services	4.10%		02/09/2027	18,180,769
1,330,000	DISH DBS Corporation	5.88%		11/15/2024	1,125,074
1,275,000	DISH DBS Corporation	5.75	% (b)	12/01/2028	946,413
1,110,000	DISH DBS Corporation	5.13%		06/01/2029	677,988
14,683,000	Dollar Tree, Inc.	4.00%		05/15/2025	14,604,606
1,570,000	Dollar Tree, Inc.	3.38%		12/01/2051	1,117,738
4,400,000	DTE Energy Company	2.95%		03/01/2030	3,901,005
1,265,000	Duke Energy Carolinas LLC	2.85%		03/15/2032	1,124,039
2,095,000	Duke Energy Corporation	3.75%		09/01/2046	1,654,053
10,910,000	Duke Energy Corporation	3.95%		08/15/2047	8,879,395
2,075,000	Dun & Bradstreet Corporation	5.00	% (b)	12/15/2029	1,795,020
1,588,000	East Ohio Gas Company	3.00	% (b)	06/15/2050	1,149,672
1,180,000	EES Finance Corporation	8.13%		05/01/2025	1,119,667
2,435,000	Elevance Health, Inc.	4.55%		05/15/2052	2,295,988
926,000	Embarq Corporation	8.00%		06/01/2036	697,449
795,000	Emergent BioSolutions, Inc.	3.88	% (b)	08/15/2028	564,654
620,000	Encompass Health Corporation	4.50%		02/01/2028	531,901
215,000	Encompass Health Corporation	4.75%		02/01/2030	180,481
1,430,000	Encompass Health Corporation	4.63%		04/01/2031	1,160,030
500,000	Endo Luxembourg Finance Company SARL	6.00	% (b)	07/15/2023	33,019
1,040,000	Endo Luxembourg Finance Company SARL	6.13	% (b)	04/01/2029	788,226
1,425,000	Energizer Holdings, Inc.	6.50	% (b)	12/31/2027	1,250,587
8,730,000	Energy Transfer LP	4.75%		01/15/2026	8,708,332
4,850,000	Energy Transfer LP	4.40%		03/15/2027	4,702,438
9,225,000	Energy Transfer LP	5.00%		05/15/2044	7,719,255
3,785,000	Entergy Corporation	2.80%		06/15/2030	3,250,268
1,235,000	EQM Midstream Partners LP	4.75	% (b)	01/15/2031	988,451
9,965,000	Equinix, Inc.	1.80%		07/15/2027	8,655,479
2,355,000	EverArc Escrow SARL	5.00	% (b)	10/30/2029	1,985,430
3,954,000	Exelon Corporation	3.40%		04/15/2026	3,841,677
2,330,000	Exelon Corporation	4.10	% (b)	03/15/2052	2,014,494
3,935,000	Expedia Group, Inc.	5.00%		02/15/2026	3,939,355
8,061,000	Expedia Group, Inc.	3.80%		02/15/2028	7,354,315
3,590,000	Expedia Group, Inc.	2.95%		03/15/2031	2,859,228
7,580,000	Exxon Mobil Corporation	4.23%		03/19/2040	7,178,164
6,257,000	FedEx Corporation	4.75%		11/15/2045	5,747,938
990,000	Ferrellgas LP	5.38	% (b)	04/01/2026	861,003
2,055,000	Fertitta Entertainment LLC	6.75	% (b)	01/15/2030	1,583,131
1,065,000	First Student Bidco, Inc.	4.00	% (b)	07/31/2029	853,741

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,270,000	Flowserve Corporation	2.80%		01/15/2032	8,101,446
4,065,000	Ford Motor Company	3.25%		02/12/2032	3,054,339
2,900,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	2,678,599
1,200,000	Ford Motor Credit Company LLC	4.95%		05/28/2027	1,117,248
1,670,000	Ford Motor Credit Company LLC	3.63%		06/17/2031	1,299,661
8,710,000	Fortinet, Inc.	1.00%		03/15/2026	7,668,562
1,610,000	Fortress Transportation and Infrastructure Investors LLC	5.50	% (b)	05/01/2028	1,333,514
390,000	Frontier Communications Holdings LLC	5.88	% (b)	10/15/2027	351,664
800,000	Frontier Communications Holdings LLC	5.00	% (b)	05/01/2028	681,808
100,392	Frontier Communications Holdings LLC	5.88%		11/01/2029	77,416
1,395,000	Frontier Communications Holdings LLC	6.00	% (b)	01/15/2030	1,077,254
2,340,000	Full House Resorts, Inc.	8.25	% (b)	02/15/2028	1,873,572
1,295,000	Gap, Inc.	3.88	% (b)	10/01/2031	905,891
1,140,000	GCI LLC	4.75	% (b)	10/15/2028	989,387
10,115,000	General Motors Financial Company, Inc.	2.40%		10/15/2028	8,409,325
10,165,000	General Motors Financial Company, Inc.	3.10%		01/12/2032	8,179,266
9,175,000	Georgia Power Company	2.20%		09/15/2024	8,864,889
19,564,000	Georgia Power Company	3.25%		03/15/2051	14,408,170
1,340,000	Glatfelter Corporation	4.75	% (b)	11/15/2029	939,414
1,955,000	Global Access, Inc.	5.00	% (b)	07/15/2029	1,654,595
1,846,960	Global Aircraft Leasing Company (7.25% PIK)	6.50	% (b)	09/15/2024	1,404,161
18,728,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.17%)	2.58%		05/15/2026	18,295,211
6,340,000	Goldman Sachs Group, Inc. (Secured Overnight Financing Rate + 0.82%)	2.27%		09/10/2027	6,021,413
1,760,000	Goodyear Tire & Rubber Company	5.25%		07/15/2031	1,417,390
615,000	GrafTech Finance, Inc.	4.63	% (b)	12/15/2028	498,895
1,295,000	Griffon Corporation	5.75%		03/01/2028	1,179,175
665,000	Group 1 Automotive, Inc.	4.00	% (b)	08/15/2028	557,106
1,175,971	Gulfport Energy Corporation	8.00	% (b)	05/17/2026	1,159,055
22,059	Gulfport Energy Corporation	8.00%		05/17/2026	21,742
1,695,000	Gulfport Escrow	0.00%		05/15/2025	8,560
3,622,000	Halliburton Company	2.92%		03/01/2030	3,202,337
7,960,000	HCA, Inc.	4.13%		06/15/2029	7,265,433
5,405,000	Health Care Service Corporation and Mutual Legal Reserve Company	3.20	% (b)	06/01/2050	4,075,745
2,030,000	Helios Software Holdings, Inc.	4.63	% (b)	05/01/2028	1,613,658
1,095,000	Hertz Corporation	5.00	% (b)	12/01/2029	846,112
1,075,000	Hess Midstream Operations LP	5.13	% (b)	06/15/2028	966,855
2,370,000	Hess Midstream Operations LP	4.25	% (b)	02/15/2030	1,989,259
1,355,000	Hess Midstream Operations LP	5.50	% (b)	10/15/2030	1,218,402
1,520,000	H-Food Holdings LLC	8.50	% (b)	06/01/2026	1,066,143
975,000	Hightower Holding LLC	6.75	% (b)	04/15/2029	734,609
1,797,000	Hilcorp Energy LP	6.25	% (b)	11/01/2028	1,697,042
315,000	Hilcorp Energy LP	5.75	% (b)	02/01/2029	277,165
10,239,000	Host Hotels & Resorts LP	2.90%		12/15/2031	8,141,201
16,340,000	Hyundai Capital America	2.65	% (b)	02/10/2025	15,601,724
630,000	Hyundai Capital America	1.80	% (b)	10/15/2025	576,906

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,890,000	IAA, Inc.	5.50	% (b)	06/15/2027	1,763,011
2,405,000	Icahn Enterprises LP	6.25%		05/15/2026	2,256,347
1,300,000	Icahn Enterprises LP	5.25%		05/15/2027	1,154,393
230,000	iHeartCommunications, Inc.	8.38%		05/01/2027	183,269
960,000	iHeartCommunications, Inc.	5.25	% (b)	08/15/2027	823,008
1,875,000	II-VI, Inc.	5.00	% (b)	12/15/2029	1,640,409
6,080,000	Illumina, Inc.	0.55%		03/23/2023	5,953,899
1,600,000	Illuminate Buyer LLC	9.00	% (b)	07/01/2028	1,266,088
1,435,000	Installed Building Products, Inc.	5.75	% (b)	02/01/2028	1,276,896
6,866,000	Invitation Homes Operating Partnership LP	2.70%		01/15/2034	5,292,771
1,380,000	Iron Mountain, Inc.	4.88	% (b)	09/15/2029	1,176,864
850,000	Iron Mountain, Inc.	4.50	% (b)	02/15/2031	697,000
1,000,000	iStar, Inc.	4.75%		10/01/2024	943,026
875,000	Jazz Securities DAC	4.38	% (b)	01/15/2029	780,020
2,160,000	JELD-WEN, Inc.	4.63	% (b)	12/15/2025	1,838,786
5,920,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.92%)	2.60%		02/24/2026	5,633,645
6,950,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.02%)	2.07%		06/01/2029	5,983,450
8,980,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.25%)	2.58%		04/22/2032	7,563,584
8,690,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.26%)	2.96%		01/25/2033	7,465,881
10,800,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 2.04%)	2.52%		04/22/2031	9,208,169
9,379,000	Keurig Dr Pepper, Inc.	3.80%		05/01/2050	7,467,507
13,029,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	14,052,475
1,015,000	LBM Acquisition LLC	6.25	% (b)	01/15/2029	655,019
730,000	LD Holdings Group LLC	6.50	% (b)	11/01/2025	497,422
185,000	LD Holdings Group LLC	6.13	% (b)	04/01/2028	113,050
1,300,000	Leeward Renewable Energy Operations LLC	4.25	% (b)	07/01/2029	1,039,935
1,320,000	Legacy LifePoint Health LLC	4.38	% (b)	02/15/2027	1,132,711
1,015,000	Legends Hospitality Holding Company LLC	5.00	% (b)	02/01/2026	852,067
530,000	Level 3 Financing, Inc.	3.75	% (b)	07/15/2029	410,750
1,260,000	LFS Topco LLC	5.88	% (b)	10/15/2026	997,240
895,000	LifePoint Health, Inc.	5.38	% (b)	01/15/2029	659,056
1,143,591	Ligado Networks LLC (15.50% PIK)	15.50	% (b)	11/01/2023	623,257
1,360,000	Lions Gate Capital Holdings LLC	5.50	% (b)	04/15/2029	1,064,764
1,745,000	LSF9 Atlantis Holdings LLC	7.75	% (b)	02/15/2026	1,480,321
1,305,000	Lumen Technologies, Inc.	5.13	% (b)	12/15/2026	1,101,159
1,170,000	Lumen Technologies, Inc.	4.00	% (b)	02/15/2027	992,663
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,051,497
1,030,000	Madison IAQ LLC	4.13	% (b)	06/30/2028	852,256
1,010,000	Madison IAQ LLC	5.88	% (b)	06/30/2029	776,564
9,065,000	Magallanes, Inc.	3.76	% (b)	03/15/2027	8,510,639
6,829,000	Marathon Petroleum Corporation	5.13%		12/15/2026	6,998,914
9,170,000	Marriott International, Inc.	3.13%		06/15/2026	8,762,188

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,275,000	Marriott International, Inc.	2.75%		10/15/2033	8,093,326
13,605,000	Marvell Technology, Inc.	4.20%		06/22/2023	13,589,640
7,335,000	Massachusetts Mutual Life Insurance Company	3.20	% (b)	12/01/2061	5,029,755
1,085,000	Match Group Holdings LLC	5.00	% (b)	12/15/2027	1,007,591
8,465,000	McDonald’s Corporation	4.45%		03/01/2047	7,864,056
1,530,000	McGraw-Hill Education, Inc.	5.75	% (b)	08/01/2028	1,313,038
2,500,000	Medline Borrower LP	5.25	% (b)	10/01/2029	2,061,050
2,050,000	Metis Merger Sub LLC	6.50	% (b)	05/15/2029	1,632,368
50,000	Metropolitan Edison Company	4.00	% (b)	04/15/2025	49,246
755,000	MGM Resorts International	5.75%		06/15/2025	720,172
1,550,000	Michaels Companies, Inc.	5.25	% (b)	05/01/2028	1,221,377
1,160,000	Michaels Companies, Inc.	7.88	% (b)	05/01/2029	767,932
1,238,000	Midwest Gaming Borrower LLC	4.88	% (b)	05/01/2029	1,010,994
1,780,000	Minerva Merger Sub, Inc.	6.50	% (b)	02/15/2030	1,485,490
600,000	ModivCare Escrow Issuer, Inc.	5.00	% (b)	10/01/2029	485,482
810,000	ModivCare, Inc.	5.88	% (b)	11/15/2025	746,318
5,255,000	Monongahela Power Company	5.40	% (b)	12/15/2043	5,205,374
2,430,000	Morgan Stanley (Secured Overnight Financing Rate + 1.29%)	2.94%		01/21/2033	2,085,158
18,109,000	Morgan Stanley (Secured Overnight Financing Rate + 1.36%)	2.48%		09/16/2036	13,943,525
6,465,000	Morgan Stanley (Secured Overnight Financing Rate + 1.61%)	4.21%		04/20/2028	6,326,712
1,272,000	Moss Creek Resources Holdings, Inc.	7.50	% (b)	01/15/2026	1,139,903
1,250,000	MPLX LP	4.00%		03/15/2028	1,188,642
3,720,000	MPT Operating Partnership LP	5.00%		10/15/2027	3,410,161
940,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	847,791
1,020,000	Nabors Industries Ltd.	7.25	% (b)	01/15/2026	906,040
820,000	Nabors Industries Ltd.	7.38	% (b)	05/15/2027	780,029
1,635,000	Nasdaq, Inc.	3.95%		03/07/2052	1,332,549
1,975,000	Nationstar Mortgage Holdings, Inc.	5.75	% (b)	11/15/2031	1,514,726
955,000	Navient Corporation	5.00%		03/15/2027	786,896
1,935,000	NCL Corporation Ltd.	3.63	% (b)	12/15/2024	1,612,192
1,185,000	NCL Corporation Ltd.	5.88	% (b)	03/15/2026	933,573
1,160,000	NCL Corporation Ltd.	5.88	% (b)	02/15/2027	993,981
345,000	NESCO Holdings II, Inc.	5.50	% (b)	04/15/2029	289,948
7,953,000	NetApp, Inc.	1.88%		06/22/2025	7,426,124
765,000	Netflix, Inc.	5.38	% (b)	11/15/2029	724,298
550,000	Netflix, Inc.	4.88	% (b)	06/15/2030	504,410
505,000	News Corporation	5.13	% (b)	02/15/2032	448,137
3,500,000	NextEra Energy Capital Holdings, Inc.	2.25%		06/01/2030	2,942,427
1,830,000	NextEra Energy Capital Holdings, Inc.	5.00%		07/15/2032	1,876,528
1,000,000	NFP Corporation	6.88	% (b)	08/15/2028	827,860
845,000	NFP Corporation	4.88	% (b)	08/15/2028	724,993
1,950,000	NGL Energy Operating LLC	7.50	% (b)	02/01/2026	1,761,874
1,150,000	NGL Energy Partners LP	7.50%		04/15/2026	861,637
3,475,000	NGPL PipeCo LLC	3.25	% (b)	07/15/2031	2,899,107
11,680,000	Northrop Grumman Corporation	5.15%		05/01/2040	11,849,716
5,000,000	NRG Energy, Inc.	2.00	% (b)	12/02/2025	4,532,413

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,715,000	NRG Energy, Inc.	3.63	% (b)	02/15/2031	1,348,247
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,545,670
1,705,000	Oasis Petroleum, Inc.	6.38	% (b)	06/01/2026	1,579,665
1,960,000	Occidental Petroleum Corporation	6.63%		09/01/2030	2,022,367
1,675,000	Occidental Petroleum Corporation	6.13%		01/01/2031	1,701,163
650,000	Occidental Petroleum Corporation	6.45%		09/15/2036	667,823
660,000	Occidental Petroleum Corporation	6.60%		03/15/2046	702,874
1,565,000	Office Properties Income Trust	2.65%		06/15/2026	1,331,885
7,295,000	Office Properties Income Trust	2.40%		02/01/2027	5,966,840
1,885,000	Olympus Water US Holding Corporation	4.25	% (b)	10/01/2028	1,479,386
1,100,000	Olympus Water US Holding Corporation	6.25	% (b)	10/01/2029	765,875
850,000	OneMain Finance Corporation	6.88%		03/15/2025	807,305
280,000	OneMain Finance Corporation	7.13%		03/15/2026	259,440
390,000	OneMain Finance Corporation	6.63%		01/15/2028	349,263
825,000	OneMain Finance Corporation	5.38%		11/15/2029	670,094
4,255,000	ONEOK, Inc.	3.40%		09/01/2029	3,760,390
12,265,000	Oracle Corporation	3.85%		04/01/2060	8,431,952
2,470,000	Organon & Company	5.13	% (b)	04/30/2031	2,140,181
1,800,000	Owens & Minor, Inc.	6.63	% (b)	04/01/2030	1,646,478
8,147,000	Owens Corning	4.40%		01/30/2048	6,752,185
8,775,000	Owl Rock Capital Corporation	2.63%		01/15/2027	7,359,175
12,305,000	Pacific Gas and Electric Company	1.37%		03/10/2023	12,120,599
9,268,000	Pacific Gas and Electric Company	2.50%		02/01/2031	7,097,891
8,622,000	Packaging Corporation of America	3.40%		12/15/2027	8,324,857
2,043,000	Par Petroleum LLC	7.75	% (b)	12/15/2025	1,934,324
875,000	Park Intermediate Holdings LLC	4.88	% (b)	05/15/2029	752,762
4,325,000	Parker-Hannifin Corporation	4.25%		09/15/2027	4,298,112
565,000	PBF Holding Company LLC	6.00%		02/15/2028	479,693
905,000	PECF USS Intermediate Holding Corporation	8.00	% (b)	11/15/2029	718,479
2,085,000	Penn National Gaming, Inc.	5.63	% (b)	01/15/2027	1,832,131
940,000	Penn National Gaming, Inc.	4.13	% (b)	07/01/2029	714,569
1,385,000	PennyMac Financial Services, Inc.	5.38	% (b)	10/15/2025	1,209,098
1,575,000	PennyMac Financial Services, Inc.	4.25	% (b)	02/15/2029	1,160,531
8,000,000	Penske Truck Leasing Company LP	4.20	% (b)	04/01/2027	7,809,752
1,450,000	Performance Food Group, Inc.	5.50	% (b)	10/15/2027	1,344,875
1,175,000	Performance Food Group, Inc.	4.25	% (b)	08/01/2029	983,452
1,975,000	PetSmart, Inc.	4.75	% (b)	02/15/2028	1,714,537
1,545,000	PetSmart, Inc.	7.75	% (b)	02/15/2029	1,394,756
613,000	PIC AU Holdings LLC	10.00	% (b)	12/31/2024	637,382
2,570,000	Pike Corporation	5.50	% (b)	09/01/2028	2,090,130
2,862,000	Pioneer Natural Resources Company	1.90%		08/15/2030	2,340,275
430,000	Post Holdings, Inc.	5.50	% (b)	12/15/2029	385,267
1,785,000	Post Holdings, Inc.	4.63	% (b)	04/15/2030	1,509,146
1,535,000	Premier Entertainment Sub LLC	5.63	% (b)	09/01/2029	1,095,192
735,000	Premier Entertainment Sub LLC	5.88	% (b)	09/01/2031	511,118
1,175,000	Prime Security Services Borrower LLC	6.25	% (b)	01/15/2028	986,149

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,945,000	Prudential Financial, Inc.	3.91%		12/07/2047	6,866,724
950,000	Radiate Holdco LLC	4.50	% (b)	09/15/2026	820,601
1,170,000	Radiology Partners, Inc.	9.25	% (b)	02/01/2028	880,402
10,375,000	Raytheon Technologies Corporation	3.03%		03/15/2052	7,748,798
490,000	Real Hero Merger Sub 2, Inc.	6.25	% (b)	02/01/2029	372,309
915,000	Realogy Group LLC	5.75	% (b)	01/15/2029	695,400
2,385,000	Realogy Group LLC	5.25	% (b)	04/15/2030	1,771,232
975,000	Rent-A-Center, Inc.	6.38	% (b)	02/15/2029	761,758
650,000	Roller Bearing Company of America, Inc.	4.38	% (b)	10/15/2029	553,908
10,560,000	Royalty Pharma PLC	3.30%		09/02/2040	7,816,632
2,600,000	RP Escrow Issuer LLC	5.25	% (b)	12/15/2025	2,251,206
6,028,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	6,054,867
1,595,000	Sabra Health Care LP	3.20%		12/01/2031	1,267,585
655,000	Sabre Global, Inc.	9.25	% (b)	04/15/2025	632,419
3,890,000	Santander Holdings USA, Inc. (Secured Overnight Financing Rate + 1.25%)	2.49%		01/06/2028	3,436,392
1,665,000	Schweitzer-Mauduit International, Inc.	6.88	% (b)	10/01/2026	1,484,056
590,000	Science Applications International Corporation	4.88	% (b)	04/01/2028	551,051
1,535,000	Scientific Games Holdings LP	6.63	% (b)	03/01/2030	1,307,160
1,450,000	Scotts Miracle-Gro Company	4.50%		10/15/2029	1,191,842
1,145,000	Scripps Escrow, Inc.	5.88	% (b)	07/15/2027	1,003,862
1,900,000	SEG Holding LLC	5.63	% (b)	10/15/2028	1,705,098
2,895,000	Select Medical Corporation	6.25	% (b)	08/15/2026	2,708,215
4,600,000	Sherwin-Williams Company	2.90%		03/15/2052	3,143,092
1,100,000	Sirius XM Radio, Inc.	5.50	% (b)	07/01/2029	1,005,065
690,000	Sirius XM Radio, Inc.	4.13	% (b)	07/01/2030	577,923
14,298,000	Smithfield Foods, Inc.	4.25	% (b)	02/01/2027	13,785,187
2,158,000	Smithfield Foods, Inc.	3.00	% (b)	10/15/2030	1,791,506
1,640,000	Sonic Automotive, Inc.	4.63	% (b)	11/15/2029	1,272,894
6,150,000	Southern Company (5 Year CMT Rate + 2.92%)	3.75%		09/15/2051	5,240,846
7,667,000	Southwest Airlines Company	4.75%		05/04/2023	7,731,068
5,270,000	Southwestern Electric Power Company	3.25%		11/01/2051	3,911,312
1,215,000	Southwestern Energy Company	5.38%		02/01/2029	1,129,306
1,350,000	Southwestern Energy Company	4.75%		02/01/2032	1,156,869
1,230,000	Spectrum Brands, Inc.	5.00	% (b)	10/01/2029	1,065,328
3,965,000	Sprint Capital Corporation	6.88%		11/15/2028	4,181,132
975,000	SRS Distribution, Inc.	4.63	% (b)	07/01/2028	854,675
1,490,000	SRS Distribution, Inc.	6.13	% (b)	07/01/2029	1,177,704
760,000	Staples, Inc.	7.50	% (b)	04/15/2026	632,244
480,000	Staples, Inc.	10.75	% (b)	04/15/2027	318,103
950,000	Station Casinos LLC	4.63	% (b)	12/01/2031	742,188
1,880,000	Suburban Propane Partners LP	5.00	% (b)	06/01/2031	1,601,704
1,550,000	SunCoke Energy, Inc.	4.88	% (b)	06/30/2029	1,240,672
1,010,000	Sunoco LP	6.00%		04/15/2027	964,707
475,000	Sunoco LP	4.50%		05/15/2029	392,454
1,125,000	SWF Escrow Issuer Corporation	6.50	% (b)	10/01/2029	758,166

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,675,000	Synchrony Financial	3.95%		12/01/2027	12,478,866
13,450,000	Sysco Corporation	3.30%		02/15/2050	10,059,012
2,115,000	Sysco Corporation	3.15%		12/14/2051	1,517,047
1,930,000	Tenet Healthcare Corporation	6.25	% (b)	02/01/2027	1,780,425
2,200,000	Tenet Healthcare Corporation	6.13	% (b)	10/01/2028	1,889,514
1,500,000	Tenet Healthcare Corporation	6.13	% (b)	06/15/2030	1,388,340
1,215,000	Tenneco, Inc.	5.13	% (b)	04/15/2029	1,145,839
5,310,000	The Interpublic Group of Companies, Inc.	5.40%		10/01/2048	5,187,425
14,445,000	Thermo Fisher Scientific, Inc.	1.22%		10/18/2024	13,700,966
9,020,000	T-Mobile USA, Inc.	2.25%		02/15/2026	8,133,814
505,000	T-Mobile USA, Inc.	3.38	% (b)	04/15/2029	443,342
8,380,000	T-Mobile USA, Inc.	3.40	% (b)	10/15/2052	6,207,252
655,000	TMS International Corporation	6.25	% (b)	04/15/2029	476,916
460,000	Townsquare Media, Inc.	6.88	% (b)	02/01/2026	410,389
340,000	TransDigm, Inc.	8.00	% (b)	12/15/2025	344,486
2,205,000	TransDigm, Inc.	6.25	% (b)	03/15/2026	2,132,301
1,720,000	TransDigm, Inc.	5.50%		11/15/2027	1,464,907
1,204,688	Transocean Poseidon Ltd.	6.88	% (b)	02/01/2027	1,061,697
963,000	Transocean Proteus Ltd.	6.25	% (b)	12/01/2024	899,071
475,000	Transocean, Inc.	11.50	% (b)	01/30/2027	446,472
1,320,000	Trident TPI Holdings, Inc.	6.63	% (b)	11/01/2025	1,214,024
5,826,000	Triton Container International Ltd	3.25%		03/15/2032	4,753,456
3,335,000	Triton Container International Ltd.	1.15	% (b)	06/07/2024	3,124,546
1,045,000	Triton Water Holdings, Inc.	6.25	% (b)	04/01/2029	743,685
495,000	Triumph Group, Inc.	6.25	% (b)	09/15/2024	442,169
992,000	Triumph Group, Inc.	7.75%		08/15/2025	765,224
310,000	Tronox, Inc.	4.63	% (b)	03/15/2029	249,936
1,180,000	Uber Technologies, Inc.	4.50	% (b)	08/15/2029	972,763
440,000	United Airlines, Inc.	4.38	% (b)	04/15/2026	389,277
2,545,000	United Airlines, Inc.	4.63	% (b)	04/15/2029	2,167,564
1,365,000	United Natural Foods, Inc.	6.75	% (b)	10/15/2028	1,277,560
3,395,000	UnitedHealth Group, Inc.	4.95%		05/15/2062	3,449,217
950,000	Uniti Group LP	6.50	% (b)	02/15/2029	698,668
1,000,000	Univision Communications, Inc.	4.50	% (b)	05/01/2029	840,158
1,020,000	US Foods, Inc.	4.75	% (b)	02/15/2029	893,408
985,000	US Foods, Inc.	4.63	% (b)	06/01/2030	831,701
3,040,000	USA Compression Partners LP	6.88%		09/01/2027	2,702,241
1,000,000	Verizon Communications, Inc.	3.15%		03/22/2030	910,239
2,420,000	Verizon Communications, Inc.	3.88%		03/01/2052	2,033,512
5,265,000	Viatris, Inc.	1.65%		06/22/2025	4,771,543
1,265,000	Victoria’s Secret Company	4.63	% (b)	07/15/2029	954,923
440,000	Viking Cruises Ltd.	13.00	% (b)	05/15/2025	451,515
3,150,000	Viking Cruises Ltd.	5.88	% (b)	09/15/2027	2,357,594
3,525,000	Virginia Electric and Power Company	3.75%		05/15/2027	3,491,669
475,000	Virtusa Corporation	7.13	% (b)	12/15/2028	382,529
9,333,000	VMware, Inc.	2.20%		08/15/2031	7,358,814

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,115,000	Vontier Corporation	2.40%		04/01/2028	4,313,142
3,505,000	Vornado Realty LP	2.15%		06/01/2026	3,127,146
1,660,000	WASH Multifamily Acquisition, Inc.	5.75	% (b)	04/15/2026	1,567,380
950,000	Waste Pro, Inc.	5.50	% (b)	02/15/2026	845,172
704,000	Weatherford International Ltd.	11.00	% (b)	12/01/2024	710,287
755,000	Weatherford International Ltd.	6.50	% (b)	09/15/2028	678,960
620,000	Weatherford International Ltd.	8.63	% (b)	04/30/2030	515,677
7,375,000	Wells Fargo & Company (3 Month LIBOR USD + 1.17%)	3.20%		06/17/2027	6,994,751
7,690,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.43%)	2.88%		10/30/2030	6,768,807
1,400,000	Western Midstream Operating LP	4.55%		02/01/2030	1,214,913
2,390,000	Western Union Company	1.35%		03/15/2026	2,136,825
15,170,000	Western Union Company	2.75%		03/15/2031	12,452,636
740,000	Wheel Pros, Inc.	6.50	% (b)	05/15/2029	523,953
4,525,000	Williams Companies, Inc.	3.50%		10/15/2051	3,376,480
14,411,000	Willis North America, Inc.	4.50%		09/15/2028	13,847,979
3,465,000	Workday, Inc.	3.70%		04/01/2029	3,244,491
1,950,000	WR Grace Holdings LLC	5.63	% (b)	08/15/2029	1,440,563
16,292,000	WRKCo, Inc.	3.75%		03/15/2025	16,162,605
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38	% (b)	08/15/2028	1,064,437
845,000	XHR LP	6.38	% (b)	08/15/2025	816,040
1,270,000	XHR LP	4.88	% (b)	06/01/2029	1,091,403
1,245,000	Yum! Brands, Inc.	4.75	% (b)	01/15/2030	1,132,066
775,000	Zayo Group Holdings, Inc.	4.00	% (b)	03/01/2027	644,374
360,000	Zayo Group Holdings, Inc.	6.13	% (b)	03/01/2028	260,930

Total US Corporate Bonds (Cost $1,692,185,766)					1,462,159,934

US Government and Agency Mortgage Backed Obligations - 17.2%
303,450	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G01840	5.00%		07/01/2035	319,736
156,869	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G04817	5.00%		09/01/2038	165,393
6,058,710	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08537	3.00%		07/01/2043	5,793,973
3,299,013	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08622	3.00%		01/01/2045	3,142,979
3,180,608	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08686	3.00%		01/01/2046	3,022,239
11,766,156	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08701	3.00%		04/01/2046	11,168,299
767,058	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08737	3.00%		12/01/2046	726,483
7,174,534	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G61645	4.00%		10/01/2048	7,192,210
1,140,980	Federal Home Loan Mortgage Corporation Pass-Thru, Pool N70081	5.50%		07/01/2038	1,169,537
5,410,029	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q33789	3.50%		06/01/2045	5,314,129
47,500,000	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA7543	4.00%		06/01/2052	46,998,535
17,149,491	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0035	3.00%		04/01/2047	16,340,006
9,137,103	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0699	2.00%		11/01/2050	8,015,908
68,475,295	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD7538	2.00%		04/01/2051	60,040,928
12,097,952	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8174	3.00%		10/01/2051	11,294,488
26,331,410	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8221	3.50%		06/01/2052	25,362,336
992,208	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60854	3.50%		09/01/2042	952,815
145,575	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U60299	4.00%		11/01/2040	145,522
4,590,721	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V83144	4.00%		04/01/2047	4,617,349

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,426,116	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZT1827	3.00%		07/01/2047	11,763,569
34,578	Federal Home Loan Mortgage Corporation REMICS, Series 2692-SC (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap)	10.64	% (j)	07/15/2033	37,119
937,955	Federal Home Loan Mortgage Corporation REMICS, Series 2722-PS (-1 x 1 Month LIBOR USD + 9.89%, 9.89% Cap)	8.42	% (j)	12/15/2033	1,002,349
43,430	Federal Home Loan Mortgage Corporation REMICS, Series 2750-ZT	5.00%		02/15/2034	45,457
97,456	Federal Home Loan Mortgage Corporation REMICS, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	5.18	% (i)(j)	07/15/2035	11,086
47,076	Federal Home Loan Mortgage Corporation REMICS, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	5.41	% (i)(j)	10/15/2035	3,864
154,544	Federal Home Loan Mortgage Corporation REMICS, Series 3116-Z	5.50%		02/15/2036	164,284
12,719	Federal Home Loan Mortgage Corporation REMICS, Series 3117-ZN	4.50%		02/15/2036	12,664
162,673	Federal Home Loan Mortgage Corporation REMICS, Series 3203-ZC	5.00%		07/15/2036	170,546
44,682	Federal Home Loan Mortgage Corporation REMICS, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	4.76	% (i)(j)	02/15/2037	3,549
98,045	Federal Home Loan Mortgage Corporation REMICS, Series 3382-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.68	% (i)(j)	11/15/2037	10,339
120,759	Federal Home Loan Mortgage Corporation REMICS, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	5.07	% (i)(j)	11/15/2037	11,401
129,843	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	4.86	% (i)(j)	02/15/2038	11,903
19,320	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	4.33	% (i)(j)	03/15/2038	1,738
19,320	Federal Home Loan Mortgage Corporation REMICS, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	4.33	% (i)(j)	03/15/2038	1,687
69,888	Federal Home Loan Mortgage Corporation REMICS, Series 3524-LB	3.24	% (c)(i)	06/15/2038	69,038
43,141	Federal Home Loan Mortgage Corporation REMICS, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	3.63	% (i)(j)	08/15/2039	3,128
115,177	Federal Home Loan Mortgage Corporation REMICS, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.68	% (i)(j)	10/15/2049	11,205
120,051	Federal Home Loan Mortgage Corporation REMICS, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	5.03	% (i)(j)	03/15/2032	10,793
504,172	Federal Home Loan Mortgage Corporation REMICS, Series 3626-AZ	5.50%		08/15/2036	538,737
179,005	Federal Home Loan Mortgage Corporation REMICS, Series 3666-SC (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	4.45	% (i)(j)	05/15/2040	20,872
130,669	Federal Home Loan Mortgage Corporation REMICS, Series 3666-VZ	5.50%		08/15/2036	139,547
1,257,387	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	1,302,005
688,782	Federal Home Loan Mortgage Corporation REMICS, Series 3779-YA	3.50%		12/15/2030	691,340
169,807	Federal Home Loan Mortgage Corporation REMICS, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	6.85	% (j)	01/15/2041	152,877
101,340	Federal Home Loan Mortgage Corporation REMICS, Series 3792-SE (-2 x 1 Month LIBOR USD + 9.86%, 9.86% Cap)	7.21	% (j)	01/15/2041	92,984
514,039	Federal Home Loan Mortgage Corporation REMICS, Series 3806-CZ	5.50%		07/15/2034	545,674
446,310	Federal Home Loan Mortgage Corporation REMICS, Series 3808-DB	3.50%		02/15/2031	448,005

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
550,939	Federal Home Loan Mortgage Corporation REMICS, Series 3818-CZ	4.50%		03/15/2041	574,346
514,747	Federal Home Loan Mortgage Corporation REMICS, Series 3819-ZU	5.50%		07/15/2034	546,579
1,474,487	Federal Home Loan Mortgage Corporation REMICS, Series 3824-EY	3.50%		03/15/2031	1,480,097
251,282	Federal Home Loan Mortgage Corporation REMICS, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	9.23	% (j)	02/15/2041	243,435
863,732	Federal Home Loan Mortgage Corporation REMICS, Series 3863-ZA	5.50%		08/15/2034	917,310
2,310,543	Federal Home Loan Mortgage Corporation REMICS, Series 3889-VZ	4.00%		07/15/2041	2,282,066
2,294,692	Federal Home Loan Mortgage Corporation REMICS, Series 3910-GZ	5.00%		08/15/2041	2,432,011
787,888	Federal Home Loan Mortgage Corporation REMICS, Series 3972-AZ	3.50%		12/15/2041	744,116
7,825,490	Federal Home Loan Mortgage Corporation REMICS, Series 4165-ZT	3.00	% (k)	02/15/2043	7,077,636
2,501,669	Federal Home Loan Mortgage Corporation REMICS, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	4.58	% (i)(j)	01/15/2054	300,621
9,828	Federal Home Loan Mortgage Corporation REMICS, Series 4391-MA	3.00%		07/15/2040	9,820
8,619,777	Federal Home Loan Mortgage Corporation REMICS, Series 4413-AZ	3.50%		11/15/2044	8,461,114
3,137,402	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BA	3.00%		12/15/2041	3,123,303
12,990,497	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	12,721,793
3,739,808	Federal Home Loan Mortgage Corporation REMICS, Series 4481-B	3.00%		12/15/2042	3,705,728
15,921,236	Federal Home Loan Mortgage Corporation REMICS, Series 4542-AC	2.70%		01/15/2045	15,424,919
34,934,000	Federal Home Loan Mortgage Corporation REMICS, Series 5138-HM	2.00%		04/25/2051	28,611,121
9,330,769	Federal Home Loan Mortgage Corporation REMICS, Series 5148-BZ	2.50	% (k)	10/25/2051	6,555,711
13,677,455	Federal Home Loan Mortgage Corporation REMICS, Series 5195-ZN	2.50	% (k)	02/25/2052	9,879,593
194,607	Federal Home Loan Mortgage Corporation REMICS, Series R003-ZA	5.50%		10/15/2035	207,654
20,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA2-M2 (Secured Overnight Financing Rate 30 Day Average + 2.05%)	2.98	% (b)	12/25/2033	17,879,786
25,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-M1B (Secured Overnight Financing Rate 30 Day Average + 2.90%)	3.83	% (b)	04/25/2042	23,565,060
59,145	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	62,198
48,782	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	51,340
404,601	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	425,775
200,180	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	210,661
278,528	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	293,112
62,430	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	64,776
346,399	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	358,564

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
302,642	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%	01/01/2031	307,936
29,338	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%	09/01/2035	29,020
6,673	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%	06/01/2030	6,710
492,996	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%	02/01/2031	501,577
4,778,599	Federal National Mortgage Association Pass-Thru, Pool AL9238	3.00%	10/01/2041	4,535,930
1,406,240	Federal National Mortgage Association Pass-Thru, Pool AL9445	3.00%	07/01/2031	1,402,054
6,934,558	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%	03/01/2045	6,597,574
8,756,481	Federal National Mortgage Association Pass-Thru, Pool AS7661	3.00%	08/01/2046	8,116,414
4,053,313	Federal National Mortgage Association Pass-Thru, Pool AS7724	2.50%	08/01/2046	3,677,956
12,618,679	Federal National Mortgage Association Pass-Thru, Pool BC9081	3.00%	12/01/2046	11,950,010
9,115,145	Federal National Mortgage Association Pass-Thru, Pool BD8013	2.50%	09/01/2046	8,272,913
2,216,213	Federal National Mortgage Association Pass-Thru, Pool BM4094	3.00%	03/01/2043	2,120,326
13,444,961	Federal National Mortgage Association Pass-Thru, Pool BM6089	3.50%	12/01/2044	13,166,154
7,380,362	Federal National Mortgage Association Pass-Thru, Pool BN7712	2.50%	08/01/2034	7,095,050
8,179,843	Federal National Mortgage Association Pass-Thru, Pool CA3903	3.00%	07/01/2034	8,084,786
12,016,712	Federal National Mortgage Association Pass-Thru, Pool FM1000	3.00%	04/01/2047	11,353,839
35,685,052	Federal National Mortgage Association Pass-Thru, Pool FM2310	3.00%	01/01/2048	33,682,112
19,099,312	Federal National Mortgage Association Pass-Thru, Pool FM4575	2.50%	10/01/2050	17,386,868
11,907,381	Federal National Mortgage Association Pass-Thru, Pool FM6061	2.00%	02/01/2051	10,418,479
34,339,205	Federal National Mortgage Association Pass-Thru, Pool FM8214	4.00%	05/01/2049	34,357,024
7,938,754	Federal National Mortgage Association Pass-Thru, Pool FM8664	3.00%	10/01/2046	7,512,107
27,746,839	Federal National Mortgage Association Pass-Thru, Pool FM8972	4.00%	06/01/2049	27,780,531
6,302,252	Federal National Mortgage Association Pass-Thru, Pool FM9846	2.50%	12/01/2051	5,684,131
63,828,772	Federal National Mortgage Association Pass-Thru, Pool FM9993	3.50%	07/01/2051	62,081,160
42,222,278	Federal National Mortgage Association Pass-Thru, Pool FS0174	2.50%	01/01/2052	38,054,834
58,512,903	Federal National Mortgage Association Pass-Thru, Pool FS1472	3.50%	11/01/2050	56,819,019
224,135	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%	12/01/2029	227,025
154,700	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%	03/01/2030	156,696
4,701	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%	07/01/2040	4,717
2,582,420	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%	01/01/2045	2,477,918
1,204,225	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%	04/01/2045	1,116,194
2,079,012	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%	05/01/2046	1,992,363
4,259,381	Federal National Mortgage Association Pass-Thru, Pool MA2649	3.00%	06/01/2046	3,947,956
1,761,746	Federal National Mortgage Association Pass-Thru, Pool MA2711	3.00%	08/01/2046	1,633,088
11,535,622	Federal National Mortgage Association Pass-Thru, Pool MA2806	3.00%	11/01/2046	10,923,568
29,428,328	Federal National Mortgage Association Pass-Thru, Pool MA4237	2.00%	01/01/2051	25,671,342
75,323,694	Federal National Mortgage Association Pass-Thru, Pool MA4326	2.50%	05/01/2051	67,908,026
37,180,000	Federal National Mortgage Association Pass-Thru, Pool MA4655	4.00%	07/01/2052	36,735,422
33,145,000	Federal National Mortgage Association Pass-Thru, Pool MA4709	5.00%	07/01/2052	33,893,141
17,450,500	Federal National Mortgage Association, Pool BL2643	3.39%	07/01/2034	16,902,170
39,950,000	Federal National Mortgage Association, Pool BL4421	2.14%	10/01/2029	36,501,627
25,972,000	Federal National Mortgage Association, Pool BL4424	2.14%	10/01/2029	23,730,169
28,707,000	Federal National Mortgage Association, Pool BL4425	2.14%	10/01/2029	26,229,092
32,930,000	Federal National Mortgage Association, Pool BL4592	2.28%	11/01/2029	30,238,732
18,090,000	Federal National Mortgage Association, Pool BL5484	2.26%	01/01/2030	16,562,367
4,900,000	Federal National Mortgage Association, Pool BL9284	2.23%	12/01/2050	3,719,202

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
36,599,790	Federal National Mortgage Association, Pool BS4941	2.46%		04/01/2032	33,462,461
158,970	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	168,195
1,041,126	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	1,084,511
194,109	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.96	% (i)(j)	10/25/2036	24,952
80,360	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	5.13	% (i)(j)	07/25/2036	6,701
57,249	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.63	% (i)(j)	05/25/2037	5,213
773,342	Federal National Mortgage Association, Series 2007-30-FS (-5 x 1 Month LIBOR USD + 29.83%, 29.83% Cap)	22.31	% (j)	04/25/2037	926,260
300,701	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	4.82	% (i)(j)	04/25/2037	36,118
46,011	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	47,232
15,405	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (i)(j)	07/25/2038	1,226
201,030	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	209,113
5,664	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.63	% (i)(j)	01/25/2040	763
32,181	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	32,995
28,383	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	4.33	% (i)(j)	07/25/2039	3,163
70,113	Federal National Mortgage Association, Series 2009-62-PS (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.48	% (i)(j)	08/25/2039	5,319
507,698	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	520,875
127,597	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	129,734
35,223	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	36,376
168,838	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	160,896
79,518	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	2.88	% (i)(j)	10/25/2040	5,843
29,336	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	11.81	% (j)	12/25/2040	29,733
22,053	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.38	% (i)(j)	04/25/2040	866
15,011	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	3.31	% (i)(j)	04/25/2040	1,302
87,597	Federal National Mortgage Association, Series 2010-35-SP (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.73	% (i)(j)	04/25/2050	12,514
6,403	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.83	% (i)(j)	04/25/2040	501
598,457	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	581,493
124,448	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.38	% (i)(j)	01/25/2040	10,054
219,931	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	229,629
97,504	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	101,850
128,537	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	128,131
43,174	Federal National Mortgage Association, Series 2010-90-GS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (i)(j)	08/25/2040	3,122
30,067	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	19.69	% (j)	09/25/2040	39,756
1,304,455	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	1,316,736

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
362,511	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	361,265
413,009	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	414,191
546,199	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	556,712
17,603,572	Federal National Mortgage Association, Series 2013-6-ZB	3.00	% (k)	02/25/2043	15,986,555
5,604,202	Federal National Mortgage Association, Series 2017-46-ZL	3.50	% (k)	06/25/2057	5,178,247
1,071,172	Federal National Mortgage Association, Series 2017-86-MA	3.00%		04/25/2046	1,041,070
11,531,656	Federal National Mortgage Association, Series 2018-21-IO	3.00	% (i)	04/25/2048	1,758,341
18,143,130	Federal National Mortgage Association, Series 2018-21-PO	0.00	% (l)	04/25/2048	14,638,523
9,144,191	Federal National Mortgage Association, Series 2018-35-IO	3.00	% (i)	05/25/2048	1,516,782
35,079,455	Federal National Mortgage Association, Series 2018-35-PO	0.00	% (l)	05/25/2048	26,913,561
32,264,060	Federal National Mortgage Association, Series 2020-49-ZD	2.00	% (k)	07/25/2050	23,922,981
8,298,524	Federal National Mortgage Association, Series 2020-63-DZ	2.00	% (k)	09/25/2050	5,951,053
18,971,414	Federal National Mortgage Association, Series 2021-48-NS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.65%, 3.65% Cap)	2.72	% (i)(j)	08/25/2051	1,233,195
9,263,442	Federal National Mortgage Association, Series 2022-12-MZ	3.00	% (k)	03/25/2052	7,337,011
25,247,987	Federal National Mortgage Association, Series 2022-28-Z	2.50	% (k)	02/25/2052	19,980,545
14,901,105	Federal National Mortgage Association, Series 2022-31-GZ	2.00	% (k)	03/25/2052	11,392,726
65,906,124	Federal National Mortgage Association, Series 2022-3-ZW	2.00	% (k)	02/25/2052	43,635,793
22,708,499	Federal National Mortgage Association, Series 2022-40-AZ	2.00%		08/25/2050	16,818,968
115,749	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.83	% (i)(j)	11/25/2039	11,639
30,000,000	Federal National Mortgage Association, TBA	3.50	% (p)	07/15/2041	28,858,594
8,062,891	Federal Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00	% (c)	11/25/2057	7,719,245
15,552,950	Federal Seasoned Credit Risk Transfer Trust, Series 2019-4-M55D	4.00%		02/25/2059	15,578,171
47,136,090	Government National Mortgage Association Pass-Thru, Pool 785662	2.50%		10/20/2051	42,582,692
30,973,500	Government National Mortgage Association Pass-Thru, Pool 785713	2.50%		10/20/2051	28,142,224
14,504,549	Government National Mortgage Association Pass-Thru, Pool 785764	2.50%		11/20/2051	13,177,697
107,011	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.50	% (i)(j)	08/20/2033	8,531
55,701	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.45	% (i)(j)	09/20/2038	3,101
717,547	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	730,652
776,986	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	790,274
756,759	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	770,586
979,914	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	1,029,028
2,508,248	Government National Mortgage Association, Series 2010-113-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.45	% (i)(j)	09/20/2040	339,007
106,044	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	108,438
1,306,006	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	1,298,828
4,306,913	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	4,397,418
3,056,052	Government National Mortgage Association, Series 2013-117-MS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.55	% (i)(j)	02/20/2043	246,533
2,307,709	Government National Mortgage Association, Series 2013-122-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.59	% (i)(j)	08/16/2043	294,437
3,366,849	Government National Mortgage Association, Series 2014-102-TS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	4.00	% (i)(j)	07/20/2044	384,677

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,853,951	Government National Mortgage Association, Series 2014-118-PS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.60	% (i)(j)	08/20/2044	407,380
2,497,208	Government National Mortgage Association, Series 2014-118-SA (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.60	% (i)(j)	08/20/2044	356,458
18,618,245	Government National Mortgage Association, Series 2020-61-IA	3.00	% (i)	05/20/2050	2,799,229
8,975,453	Government National Mortgage Association, Series 2021-103-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	2.48	% (i)(j)	04/20/2051	329,447
13,537,301	Government National Mortgage Association, Series 2021-117-ID	3.50	% (i)	06/20/2051	1,549,884
29,510,465	Government National Mortgage Association, Series 2021-155-UI	4.50	% (i)	09/20/2051	5,305,554
20,764,863	Government National Mortgage Association, Series 2021-214-IG	2.50	% (i)	12/20/2051	3,125,662
16,915,426	Government National Mortgage Association, Series 2022-83-GZ	3.00	% (k)	05/20/2052	14,473,311

Total US Government and Agency Mortgage Backed Obligations (Cost $1,638,001,699)					1,511,616,048

US Government and Agency Obligations - 19.1%
80,600,000	United States Treasury Notes	0.13%		04/30/2023	78,789,729
99,000,000	United States Treasury Notes	0.13%		07/31/2023	96,045,469
46,200,000	United States Treasury Notes	0.13%		08/31/2023	44,713,840
177,400,000	United States Treasury Notes	3.00%		06/30/2024	177,503,946
9,050,000	United States Treasury Notes	2.75%		05/15/2025	8,981,418
184,100,000	United States Treasury Notes	2.88%		06/15/2025	183,380,859
90,800,000	United States Treasury Notes	0.38%		11/30/2025	82,954,313
9,200,000	United States Treasury Notes	2.63%		05/31/2027	9,027,141
213,150,000	United States Treasury Notes	3.25%		06/30/2027	215,248,195
44,000,000	United States Treasury Notes	1.25%		03/31/2028	39,758,125
5,500,000	United States Treasury Notes	2.75%		05/31/2029	5,392,578
162,950,000	United States Treasury Notes	3.25%		06/30/2029	164,897,761
76,750,000	United States Treasury Notes	2.88%		05/15/2032	75,898,555
70,200,000	United States Treasury Notes	2.25%		05/15/2041	58,606,031
102,550,000	United States Treasury Notes	3.25%		05/15/2042	100,114,437
349,000,000	United States Treasury Notes	1.25%		05/15/2050	222,201,212
123,870,000	United States Treasury Notes	2.88%		05/15/2052	117,028,117

Total US Government and Agency Obligations (Cost $1,725,199,151)					1,680,541,726

Affiliated Mutual Funds - 5.7%
11,446,899	DoubleLine Global Bond Fund (Class I)				98,099,925
39,698,318	DoubleLine Infrastructure Income Fund (Class I)				366,415,475
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				38,850,000

Total Affiliated Mutual Funds (Cost $561,086,935)					503,365,400

Common Stocks - 0.0%
15,497	CWT Travel Holdings, Inc. (d)(m)				309,940
72,582	Foresight Equity (d)(m)				1,432,036
116,771	Frontera Energy Corporation (m)				927,162
620	Frontera Holdings LLC Equity (d)(m)				310
6,306	Gulfport Energy Corporation (m)				501,390
14,821	Intelsat Emergence S.A. (d)(m)				400,167
39,969	McDermott International Ltd. (m)				21,983

Total Common Stocks (Cost $13,238,963)					3,592,988

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Escrow Notes - 0.0%
1,585,000	GCB Intelsat Jackson Escrow (d)(m)				–

Total Escrow Notes (Cost $-)					–

Rights - 0.0%
1,552	Intelsat Jackson Holdings Ltd. (d)(m)				6,208
1,552	Intelsat Jackson Holdings Ltd. (d)(m)				5,820

Total Rights (Cost $-)					12,028

Warrants - 0.0%
31,063	Avation PLC, Expiration 10/21/2026, Strike Price GBP 0.54 (d)(m)				7,563
995,158	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (d)(m)				–

Total Warrants (Cost $-)					7,563

Short Term Investments - 1.1%
30,294,888	First American Government Obligations Fund - Class U	1.31	% (g)		30,294,888
30,294,888	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (g)		30,294,888
30,294,888	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (g)		30,294,888
6,850,000	United States Treasury Bills	0.00%			6,708,880

Total Short Term Investments (Cost $97,623,081)					97,593,544

Total Investments - 99.6% (Cost $9,710,539,623)					8,767,237,182
Other Assets in Excess of Liabilities - 0.4%					31,118,785

NET ASSETS - 100.0%					$8,798,355,967

(a)	Perpetual maturity. The date disclosed is the next call date of the security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Value determined using significant unobservable inputs.

(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(g)	Seven-day yield as of period end

(h)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(i)	Interest only security

(j)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(l)	Principal only security

(m)	Non-income producing security

(n)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(o)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(p)	Represents or includes a TBA Transaction

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

GBP	British Pound

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.1%
US Government and Agency Mortgage Backed Obligations	17.2%
US Corporate Bonds	16.6%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
Non-Agency Commercial Mortgage Backed Obligations	7.2%
Foreign Corporate Bonds	6.8%
Affiliated Mutual Funds	5.7%
Asset Backed Obligations	4.6%
Bank Loans	4.4%
Collateralized Loan Obligations	4.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.5%
Short Term Investments	1.1%
Municipal Bonds	0.1%
Common Stocks	0.0%	(q)
Rights	0.0%	(q)
Warrants	0.0%	(q)
Escrow Notes	0.0%	(q)
Other Assets and Liabilities	0.4%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.1%
US Government and Agency Mortgage Backed Obligations	17.2%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
Non-Agency Commercial Mortgage Backed Obligations	7.2%
Affiliated Mutual Funds	5.7%
Banking	5.3%
Asset Backed Obligations	4.6%
Collateralized Loan Obligations	4.0%
Utilities	2.3%
Energy	2.2%
Technology	1.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.5%
Healthcare	1.5%
Finance	1.4%
Telecommunications	1.2%
Short Term Investments	1.1%
Transportation	1.0%
Insurance	1.0%
Business Equipment and Services	0.9%
Automotive	0.8%
Retailers (other than Food/Drug)	0.8%
Aerospace & Defense	0.8%
Real Estate	0.8%
Media	0.7%
Food Products	0.7%
Electronics/Electric	0.7%
Diversified Manufacturing	0.5%
Mining	0.5%
Pharmaceuticals	0.5%
Chemicals/Plastics	0.4%
Pulp & Paper	0.3%
Industrial Equipment	0.3%
Hotels/Motels/Inns and Casinos	0.2%
Commercial Services	0.2%
Beverage and Tobacco	0.2%
Containers and Glass Products	0.2%
Food Service	0.2%
Construction	0.1%
Building and Development (including Steel/Metals)	0.1%
Financial Intermediaries	0.1%
Chemical Products	0.1%
Environmental Control	0.1%
Municipal Bonds	0.1%
Leisure	0.0%	(q)
Consumer Products	0.0%	(q)
Cosmetics/Toiletries	0.0%	(q)

Food/Drug Retailers	0.0%	(q)
Other Assets and Liabilities	0.4%

	100.0%

(q)	Represents less than 0.05% of net assets

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended June 30, 2022 is as follows:

Fund	Value at March 31, 2022	Gross Purchases	Gross Sales	Shares Held at June 30, 2022	Value at June 30, 2022	Change in Unrealized for the Period Ended June 30, 2022	Dividend Income Earned for the Period Ended June 30, 2022	Net Realized Gain (Loss) for the Period Ended June 30, 2022
DoubleLine Infrastructure Income Fund (Class I)	$441,672,848	$—	$(55,700,000)	39,698,318	$366,415,475	$(13,893,635)	$2,426,308	$(5,663,738)
DoubleLine Global Bond Fund (Class I)	208,481,214	—	(102,100,000)	11,446,899	98,099,926	(961,716)	—	(7,319,572)
DoubleLine Long Duration Total Return Bond Fund (Class I)	44,200,000	—	—	5,000,000	38,850,000	(5,350,000)	308,744	—

	$694,354,062	$—	$(157,800,000)	56,145,217	$503,365,401	$(20,205,351)	$2,735,052	$(12,983,310)

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange—traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,662,763,276	$90,884,664	$7,066,023	$3,865,179	$343,915,047	$21,782,424
Affiliated Mutual Funds	—	503,365,400	—	4,079,671	—	—
Common Stocks	—	1,450,535	1,561,309	—	610,378	17,742
Exchange Traded Funds	—	—	—	2,911,529	—	—
Real Estate Investment Trusts	—	—	—	875,130	—	—
Total Level 1	1,662,763,276	595,700,599	8,627,332	11,731,509	344,525,425	21,800,166
Level 2
US Government and Agency Mortgage Backed Obligations	16,010,175,667	1,511,616,048	—	3,003,330	195,478,990	—
Non-Agency Residential Collateralized Mortgage Obligations	10,263,018,721	998,163,419	—	5,148,597	1,020,162,871	—
Non-Agency Commercial Mortgage Backed Obligations	3,702,290,788	630,670,326	—	—	992,281,990	1,362,370
US Government and Agency Obligations	2,644,596,163	1,680,541,726	—	—	907,389,557	—
Asset Backed Obligations	2,106,925,137	394,857,488	—	—	479,853,728	—
Collateralized Loan Obligations	1,338,823,579	353,924,777	—	—	1,114,611,120	6,615,020
US Corporate Bonds	—	1,462,159,934	—	—	462,022,425	10,874,082
Foreign Corporate Bonds	—	597,195,302	396,936,445	—	696,771,806	661,073
Bank Loans	—	386,007,312	—	—	421,152,268	282,883,742
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	133,290,691	196,711,037	—	126,962,478	—
Other Short Term Investments	—	6,708,880	—	4,882,789	103,816,236	—
Municipal Bonds	—	6,021,952	—	—	—	—
Total Level 2	36,065,830,055	8,161,157,855	593,647,482	13,034,716	6,520,503,469	302,396,287
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	76,813,646	139,122	—	—	—	—
Asset Backed Obligations	72,037,938	7,587,452	—	—	—	—
Collateralized Loan Obligations	447,066	—	—	119,229	—	—
Common Stocks	—	2,142,453	—	—	—	1,138,845

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Bank Loans	$—	$490,110	$—	$—	$—	$392,471
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	12,028	—	—	—	—
Warrants	—	7,563	—	—	—	—
Total Level 3	149,298,650	10,378,728	—	119,229	—	1,531,316
Total	$37,877,891,981	$8,767,237,182	$602,274,814	$24,885,454	$6,865,028,894	$325,727,769
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(114,344)	$—	$—
Total Level 1	—	—	—	(114,344)	—	—
Level 2
Excess Return Swaps	—	—	—	(1,117,337)	—	—
Unfunded Loan Commitments	—	(70,112)	—	—	—	(64,282)
Total Level 2	—	(70,112)	—	(1,117,337)	—	(64,282)
Level 3	—	—	—	—	—	—
Total	$—	$(70,112)	$—	$(1,231,681)	$—	$(64,282)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$76,323,852	$23,784,693	$1,652,236	$963,864	$16,954,092	$5,726,110
Common Stocks	21,715	43,050	145,185	—	—	—
Total Level 1	76,345,567	23,827,743	1,797,421	963,864	16,954,092	5,726,110
Level 2
Collateralized Loan Obligations	1,324,314,253	216,622,935	—	—	—	—
US Government and Agency Obligations	1,289,768,923	—	—	9,933,117	—	43,881,165
Non-Agency Residential Collateralized Mortgage Obligations	985,758,535	202,480,788	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	951,173,046	162,420,499	—	—	—	—
Bank Loans	612,776,471	105,395,867	—	—	—	—
Asset Backed Obligations	520,867,600	56,279,785	—	—	—	—
Foreign Corporate Bonds	519,315,335	71,154,124	208,221,416	—	—	—
US Corporate Bonds	512,374,156	57,520,158	—	—	—	—
US Government and Agency Mortgage Backed Obligations	184,518,412	84,286,162	—	37,236,876	—	—
Other Short Term Investments	147,497,405	22,570,926	—	—	240,850,723	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	$84,409,341	$32,658,912	$47,933,897	$—	$—	$77,254,932
Total Level 2	7,132,773,477	1,011,390,156	256,155,313	47,169,993	240,850,723	121,136,097
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,255,409	996,980	—	—	—	—
Common Stocks	1,159,929	451,795	—	—	—	—
Asset Backed Obligations	—	17,612,133	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	8,156,055	—	—	—	—
Bank Loans	—	107,165	—	—	—	—
Collateralized Loan Obligations	—	63,867	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	2,883	—	—	—	—
Warrants	—	852	—	—	—	—
Total Level 3	6,415,338	27,391,730	—	—	—	—
Total	$7,215,534,382	$1,062,609,629	$257,952,734	$48,133,857	$257,804,815	$126,862,207
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(236,853)	$—	$—
Total Level 1	—	—	—	(236,853)	—	—
Level 2
Excess Return Swaps	(1,063,550,627)	—	—	—	(22,571,205)	—
Forward Currency Exchange Contracts	—	—	—	—	—	52,493
Unfunded Loan Commitments	—	(23,108)	—	—	—	—
Total Level 2	(1,063,550,627)	(23,108)	—	—	(22,571,205)	52,493
Level 3	—	—	—	—	—	—
Total	$(1,063,550,627)	$(23,108)	$—	$(236,853)	$(22,571,205)	$52,493

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$26,952,361	$3,397,167	$2,737,953	$444,547	$327,241	$5,714,152
Affiliated Mutual Funds	—	—	5,953,243	—	—	—
Total Level 1	26,952,361	3,397,167	8,691,196	444,547	327,241	5,714,152
Level 2
Asset Backed Obligations	238,748,570	—	2,615,190	—	—	3,033,766
US Corporate Bonds	144,223,857	1,215,399	5,857,516	3,297,984	—	—
Foreign Corporate Bonds	56,326,570	994,974	4,318,210	575,378	1,347,609	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Commercial Paper	$—	$2,234,869	$—	$—	$—	$—
Collateralized Loan Obligations	—	—	14,568,794	3,861,222	—	16,409,660
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,842,402	—	—	19,521,988
Non-Agency Commercial Mortgage Backed Obligations	—	—	10,350,330	2,678,238	—	17,167,835
US Government and Agency Obligations	—	—	5,428,069	2,439,735	—	4,499,922
Other Short Term Investments	—	—	2,994,758	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	2,977,319	—	—	9,496,889
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	773,365	—	6,797,609	—
Total Level 2	439,298,997	4,445,242	60,725,953	12,852,557	8,145,218	70,130,060
Level 3
Foreign Corporate Bonds	2,188,907	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	7,405,547
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,174,201
Total Level 3	2,188,907	—	—	—	—	8,579,748
Total	$468,440,265	$7,842,409	$69,417,149	$13,297,104	$8,472,459	$84,423,960
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	—	—	(1,273,143)	—	—	—
Excess Return Swaps	—	—	(1,289,040)	(527,935)	—	—
Total Level 2	—	—	(2,562,183)	(527,935)	—	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(2,562,183)	$(527,935)	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$9,896,982
Money Market Funds	3,048,543
Total Level 1	12,945,525
Level 2
US Government and Agency Obligations	1,235,403
Other Short Term Investments	984,307
Total Level 2	2,219,710
Level 3	—
Total	$15,165,235

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Other Financial Instruments
Level 1	$—
Level 2
Excess Return Swaps	418,483
Total Level 2	418,483
Level 3	—
Total	$418,483

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$1	$(672,913)	$—	$252,285	$(115,634)	$—	$—	$17,612,133	$(611,394)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	27,297	(273,798)	36,774	—	(281,364)	—	—	8,156,055	(255,760)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,051	(72,518)	2,267	—	(69,731)	—	—	996,980	(83,377)
Common Stocks	502,597	—	(50,802)	—	—	—	—	—	451,795	(50,802)
Bank Loans	108,383	115	(2,047)	1,046	—	(332)	—	—	107,165	(1,929)
Collateralized Loan Obligations	73,653	—	(13,089)	305	2,998	—	—	—	63,867	(10,922)
Rights	—	—	2,883	—	—	—	—	—	2,883	—
Warrants	1,287	—	(435)	—	—	—	—	—	852	(435)
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$29,464	$(1,082,719)	$40,392	$255,283	$(467,061)	$—	$—	$27,391,730	$(1,014,619)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$—	$(456,647)	$(276)	$100,819	$(49,417)	$—	$—	$7,405,547	$(431,167)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	—	13,384	2,984	—	—	—	—	1,174,201	13,384

Total	$8,968,901	$—	$(443,263)	$2,708	$100,819	$(49,417)	$—	$—	$8,579,748	$(417,783)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$17,612,133	Market Comparables	Market Quotes	$66.45 - $1,685.22 ($222.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$8,156,055	Market Comparables	Market Quotes	$93.94 ($93.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$996,980	Market Comparables	Market Quotes	$75.25 ($75.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$451,795	Market Comparables	Market Quotes	$0.50 - $27.00 ($21.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,165	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$63,867	Market Comparables	Market Quotes	$23.15 ($23.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,883	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$852	Market Comparables	Market Quotes	$0.20 ($0.20)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
DoubleLine Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$7,405,547	Market Comparables	Market Quotes	$61.11 - $8,337.34 ($1,634.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,174,201	Market Comparables	Market Quotes	$78.28 ($78.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.